UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 07584

Rydex Series Funds

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee
Rydex Series Funds
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

6.30.2016

Guggenheim Funds Semi-Annual Report

Guggenheim Alternative Fund
Guggenheim Multi-Hedge Strategies Fund
Rydex Commodities Fund
Rydex Commodities Strategy Fund

RDXSGIALT-SEMI-0616x1216	guggenheiminvestments.com

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TABLE OF CONTENTS

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
ALTERNATIVE FUND
MULTI-HEDGE STRATEGIES FUND	8
COMMODITIES FUND
COMMODITIES STRATEGY FUND	42
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	52
OTHER INFORMATION	75
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	79
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	85

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

June 30, 2016

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for one alternative strategy fund and one commodities fund (the “Funds”) that are part of the Rydex Series Funds. This report covers performance of the Funds for the semi-annual period ended June 30, 2016.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim Partners, LLC and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
July 31, 2016

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

The Funds may not be suitable for all investors. Investing involves risks, including the entire loss of principal amount invested. Certain Funds may be affected by risks that include those associated with sector concentration, international investing, investing in small and/or medium size companies, and/or the Funds’ possible use of investment techniques and strategies such as leverage, derivatives and short sales of securities. Please see each Fund’s prospectus for more information.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	June 30, 2016

The first half of this year opened with downgrades of U.S. and global economic growth and a surge in recession fears, which triggered a bout of market volatility and negative returns. But a dovish pivot in the U.S. Federal Reserve (the “Fed”) communications in February helped spur a rally in crude oil and a reversal of dollar strength, as well as a rally in risk assets that lasted through the spring. Temporarily interrupting the rally were June’s poor non-farm payrolls report (38,000 U.S. jobs created in May) and the United Kingdom’s (“UK”) vote to leave the European Union (“EU”).

The surprising and disappointing jobs number led to a sharp fall in the 10-year U.S. Treasury yield as markets downgraded the probability of summer rate hikes. Indeed, the Federal Open Market Committee (“FOMC”) declined to raise rates in June. In late June, citizens in the UK voted to leave the European Union. This decision, nicknamed “Brexit,” prompted panic selling of risk assets in Europe, the UK, emerging markets. In the U.S., there was also a sell-off in more speculative-grade credit and equities. However, nerves settled in the last two days of the quarter, and markets appeared to bounce back, as global central banks promised to do everything in their power to maintain market stability and as it seemed that the political transition in the UK would move more quickly and smoothly than expected.

The quarter ended with the British pound at its weakest level against the U.S. dollar in over 20 years, and the 10-year Treasury note yielding 1.47 percent, 30 basis points lower than at the start of the quarter.

Brexit turmoil and the drop in Treasury yields was in spite of the rebound in U.S. economic growth over the period. The final reading of first-quarter Gross Domestic Product (“GDP”) was 0.8 percent (revised down in late July from 1.1 percent), with weakness likely due to residual seasonality effects. Consistent with previous years, growth accelerated as the year progressed, but not at the pace expected by most economists; in late July, the initial estimate of second-quarter real GDP was 1.2 percent, against an expected rate of above 2 percent, the lower figure due primarily to a fall in inventories.

While May’s payrolls report was likely an aberration, a view confirmed by a strong June number, the trend rate of job growth should slow as we near full employment. An improving labor market, low borrowing costs, and rising household formation all point to continued improvement in the housing market, as evidenced by new home sales figures recently hitting eight-year highs.

We are entering a period of seasonal weakness combined with some continuing post-Brexit uncertainty and a growing focus on the upcoming U.S. elections. Despite this, falling rates will remain supportive of credit performance. Record-low U.S. government yields are likely to be dragged down by foreign retail and institutional investors, as central banks continue to plunge rates further into negative territory. This hunt for yield will act as a “QE4” and will spill over into supporting risk assets.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	June 30, 2016

With inflation expectations troublingly low, and growth in Europe likely to slow, the Fed will be hard-pressed to deliver two hikes in the balance of the year, as many FOMC members expect. We anticipate one rate hike this year, most likely in December, as the Fed remains cautious due to the asymmetry of risks near the zero lower bound. The rally in risk assets should remain intact through the third quarter of 2016, and monetary policy will ultimately create a positive backdrop for risk assets over the next two to three years.

For the six-month period ended June 30, 2016, the Standard & Poor’s 500® (“S&P 500”) Index* returned 3.84%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned -4.42%. The return of the MSCI Emerging Markets Index* was 6.41%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 5.31% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 9.06%. The return of the Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.15% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2015 and ending June 30, 2016.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value December 31, 2015	Ending Account Value June 30, 2016	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Multi-Hedge Strategies Fund
A-Class	2.38%	(0.99%)	$ 1,000.00	$ 990.10	$ 11.78
C-Class	3.15%	(1.34%)	1,000.00	986.60	15.56
P-Class	2.37%	(1.03%)	1,000.00	989.70	11.72
Institutional Class	2.14%	(0.85%)	1,000.00	991.50	10.60
Commodities Strategy Fund
A-Class	1.70%	8.98%	1,000.00	1,089.80	8.83
C-Class	2.43%	8.57%	1,000.00	1,085.70	12.60
H-Class	1.62%	8.81%	1,000.00	1,088.10	8.41

Table 2. Based on hypothetical 5% return (before expenses)
Multi-Hedge Strategies Fund
A-Class	2.38%	5.00%	$ 1,000.00	$ 1,013.03	$ 11.91
C-Class	3.15%	5.00%	1,000.00	1,009.20	15.74
P-Class	2.37%	5.00%	1,000.00	1,013.08	11.86
Institutional Class	2.14%	5.00%	1,000.00	1,014.22	10.72
Commodities Strategy Fund
A-Class	1.70%	5.00%	1,000.00	1,016.41	8.52
C-Class	2.43%	5.00%	1,000.00	1,012.78	12.16
H-Class	1.62%	5.00%	1,000.00	1,016.81	8.12

[1]

Annualized and excludes expenses of the underlying funds in which the Funds invest. This ratio represents net expenses, which include interest and dividend expenses related to securities sold short. Excluding short interest and dividend expenses, the operating expense ratio of the Multi-Hedge Strategies Fund would be 1.44%, 2.19%, 1.43% and 1.19% for the A-Class, C-Class, P-Class and Institutional Class, respectively.

[2]

Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period December 31, 2015 to June 30, 2016.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

FUND PROFILE (Unaudited)	June 30, 2016

MULTI-HEDGE STRATEGIES FUND

OBJECTIVE: Seeks long-term capital appreciation with less risk than traditional equity funds.

Consolidated Holdings Diversification (Market Exposure as % of Net Assets)

“Consolidated Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)(concluded)	June 30, 2016

Inception Dates:
A-Class	September 19, 2005
C-Class	September 19, 2005
P-Class	September 19, 2005
Institutional Class	May 3, 2010

Ten Largest Holdings (% of Total Net Assets)
LinkedIn Corp. — Class A	1.2%
Piedmont Natural Gas Company, Inc.	1.0%
EMC Corp.	0.9%
Valspar Corp.	0.9%
Alere, Inc.	0.8%
St. Jude Medical, Inc.	0.8%
FEI Co.	0.8%
AGL Resources, Inc.	0.8%
Questar Corp.	0.6%
DreamWorks Animation SKG, Inc. - Class A	0.6%
Top Ten Total	8.4%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

COMMON STOCKS† - 47.8%

Consumer, Non-cyclical - 8.8%
Alere, Inc.*,1	26,748	$1,114,978
St. Jude Medical, Inc.[1]	14,168	1,105,103
ExamWorks Group, Inc.*,1	20,907	728,609
HeartWare International, Inc.*	9,180	530,145
Humana, Inc.[1]	2,810	505,463
Allergan plc*,1	1,601	369,976
Tumi Holdings, Inc.*	11,806	315,692
Apollo Education Group, Inc. — Class A*,1	28,345	258,507
SABMiller plc ADR[1]	3,831	224,266
Cigna Corp.[1]	1,719	220,015
KAR Auction Services, Inc.[1]	5,271	220,012
Ingredion, Inc.[1]	1,645	212,879
Elizabeth Arden, Inc.*	15,429	212,303
Teleflex, Inc.[1]	1,181	209,403
Reynolds American, Inc.[1]	3,879	209,194
Pinnacle Foods, Inc.[1]	4,512	208,860
Dr Pepper Snapple Group, Inc.[1]	2,066	199,638
Charles River Laboratories International, Inc.*,1	2,404	198,185
Mondelez International, Inc. — Class A1	4,344	197,695
Archer-Daniels-Midland Co.[1]	4,596	197,123
UnitedHealth Group, Inc.[1]	1,391	196,409
Constellation Brands, Inc. — Class A1	1,181	195,338
Cooper Companies, Inc.[1]	1,138	195,247
Kroger Co.[1]	5,271	193,921
Hill-Rom Holdings, Inc.[1]	3,837	193,577
Herbalife Ltd.*,1	3,288	192,446
Tyson Foods, Inc. — Class A1	2,867	191,487
Celator Pharmaceuticals, Inc.*	6,335	191,190
Bio-Rad Laboratories, Inc. — Class A*,1	1,307	186,927
Amgen, Inc.[1]	1,210	184,102
Western Union Co.[1]	9,572	183,591
United Therapeutics Corp.*,1	1,686	178,581
DaVita HealthCare Partners, Inc.*,1	2,277	176,058
Gilead Sciences, Inc.[1]	2,066	172,346
Coty, Inc. — Class A1	6,198	161,086
ManpowerGroup, Inc.[1]	2,488	160,078
Aaron’s, Inc.[1]	7,253	158,768
AbbVie, Inc.[1]	2,318	143,507
Universal Health Services, Inc. — Class B1	970	130,077
Spectrum Brands Holdings, Inc.[1]	970	115,731
Envision Healthcare Holdings, Inc.*	4,472	113,454
Pilgrim’s Pride Corp.[1]	4,301	109,589
Edwards Lifesciences Corp.*,1	1,097	109,404
LDR Holding Corp.*	2,858	105,603
VCA, Inc.*,1	1,391	94,046
Johnson & Johnson[1]	548	66,472
Laboratory Corporation of America Holdings*,1	506	65,917
Hologic, Inc.*,1	1,686	58,336
XenoPort, Inc.*,1	7,584	53,391
Eli Lilly & Co.[1]	591	46,541
Vantiv, Inc. — Class A*,1	716	40,526
MEDNAX, Inc.*,1	506	36,650
Quest Diagnostics, Inc.[1]	379	30,854
JM Smucker Co.[1]	168	25,605
Total System Services, Inc.[1]	422	22,412
Graham Holdings Co. — Class B1	43	21,050
Hormel Foods Corp.[1]	422	15,445
Church & Dwight Company, Inc.[1]	127	13,067
Quanta Services, Inc.*,1	379	8,762
Service Corporation International[1]	211	5,705
Acadia Healthcare Company, Inc.*,1	84	4,654

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Molson Coors Brewing Co. — Class B1	43	$4,349
Total Consumer, Non-cyclical		11,990,345

Consumer, Cyclical - 6.7%
DreamWorks Animation SKG, Inc. — Class A*,1	20,566	840,531
Virgin America, Inc.*,1	12,013	675,250
Ingram Micro, Inc. — Class A1	16,071	558,949
Krispy Kreme Doughnuts, Inc.*	25,243	529,094
Starwood Hotels & Resorts Worldwide, Inc.[1]	7,037	520,387
Rite Aid Corp.*,1	61,927	463,832
DR Horton, Inc.[1]	6,283	197,789
Dolby Laboratories, Inc. — Class A1	4,090	195,707
World Fuel Services Corp.[1]	4,090	194,234
Lennar Corp. — Class A1	4,174	192,421
Darden Restaurants, Inc.[1]	2,994	189,640
Vista Outdoor, Inc.*,1	3,963	189,154
Office Depot, Inc.*,1	57,106	189,021
Walgreens Boots Alliance, Inc.[1]	2,193	182,611
Best Buy Company, Inc.[1]	5,946	181,948
CVS Health Corp.[1]	1,897	181,619
PVH Corp.[1]	1,856	174,891
Carnival Corp.[1]	3,879	171,451
Foot Locker, Inc.[1]	3,078	168,859
Target Corp.[1]	2,404	167,847
Royal Caribbean Cruises Ltd.[1]	2,445	164,182
Lear Corp.[1]	1,602	163,019
GameStop Corp. — Class A1	5,946	158,045
Norwegian Cruise Line Holdings Ltd.*,1	3,837	152,866
TiVo, Inc.*,1	15,209	150,569
Penske Automotive Group, Inc.[1]	4,722	148,554
Liberty Interactive Corporation QVC Group — Class A*,1	5,776	146,538
Alaska Air Group, Inc.[1]	2,488	145,025
Kohl’s Corp.[1]	3,584	135,905
Goodyear Tire & Rubber Co.[1]	5,228	134,150
CST Brands, Inc.[1]	2,952	127,172
Extended Stay America, Inc.[1]	8,012	119,779
WESCO International, Inc.*,1	2,193	112,918
International Game Technology plc[1]	5,946	111,428
Nu Skin Enterprises, Inc. — Class A1	2,234	103,188
Six Flags Entertainment Corp.[1]	1,772	102,687
Southwest Airlines Co.[1]	2,615	102,534
PACCAR, Inc.[1]	1,940	100,628
Dick’s Sporting Goods, Inc.[1]	2,193	98,817
Mohawk Industries, Inc.*,1	422	80,079
Whirlpool Corp.[1]	338	56,324
Carter’s, Inc.[1]	506	53,874
Carmike Cinemas, Inc.*,1	1,740	52,409
Wyndham Worldwide Corp.[1]	632	45,017
AutoNation, Inc.*,1	927	43,550
Ford Motor Co.[1]	2,909	36,566
United Continental Holdings, Inc.*,1	843	34,597
Skechers U.S.A., Inc. — Class A*,1	1,138	33,821
General Motors Co.[1]	1,095	30,989
Dillard’s, Inc. — Class A1	506	30,664
Skullcandy, Inc.*	4,298	26,390
Hasbro, Inc.[1]	295	24,777
Total Consumer, Cyclical		9,192,296

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Financial - 6.7%
First Niagara Financial Group, Inc.[1]	50,653	$493,361
FirstMerit Corp.[1]	15,755	319,353
PrivateBancorp, Inc. — Class A	6,156	271,049
Chimera Investment Corp.[1]	13,696	215,028
American Capital Agency Corp.[1]	10,500	208,111
Mid-America Apartment Communities, Inc.[1]	1,940	206,416
CoreLogic, Inc.*,1	5,355	206,060
Starwood Property Trust, Inc.[1]	9,909	205,314
Piedmont Office Realty Trust, Inc. — Class A1	9,530	205,275
Cincinnati Financial Corp.[1]	2,741	205,274
American Financial Group, Inc.[1]	2,741	202,642
MFA Financial, Inc.[1]	27,871	202,622
Old Republic International Corp.[1]	10,247	197,665
Nasdaq, Inc.[1]	3,036	196,338
Reinsurance Group of America, Inc. — Class A1	2,024	196,307
Arch Capital Group Ltd.*,1	2,699	194,327
Equity Residential[1]	2,783	191,693
Aspen Insurance Holdings Ltd.[1]	4,090	189,694
Berkshire Hathaway, Inc. — Class B*,1	1,307	189,241
Popular, Inc.[1]	6,451	189,015
Hartford Financial Services Group, Inc.[1]	4,258	188,970
Assured Guaranty Ltd.[1]	7,380	187,231
JPMorgan Chase & Co.[1]	2,994	186,047
Hanover Insurance Group, Inc.[1]	2,193	185,572
Everest Re Group Ltd.[1]	1,013	185,045
Ally Financial, Inc.*,1	10,795	184,270
Bank of New York Mellon Corp.[1]	4,722	183,450
PNC Financial Services Group, Inc.[1]	2,193	178,488
Synovus Financial Corp.[1]	6,156	178,462
Lamar Advertising Co. — Class A1	2,656	176,093
E*TRADE Financial Corp.*,1	7,464	175,329
Interactive Brokers Group, Inc. — Class A1	4,933	174,628
Goldman Sachs Group, Inc.[1]	1,138	169,084
Capital One Financial Corp.[1]	2,615	166,079
Air Lease Corp. — Class A1	6,198	165,982
Travelers Companies, Inc.[1]	1,349	160,585
Voya Financial, Inc.[1]	5,987	148,238
Parkway Properties, Inc.[1]	8,220	137,521
Ameriprise Financial, Inc.[1]	1,475	132,529
Citigroup, Inc.[1]	3,120	132,257
Associated Banc-Corp.[1]	7,337	125,830
Synchrony Financial*,1	4,933	124,706
CBL & Associates Properties, Inc.[1]	12,818	119,336
Discover Financial Services[1]	2,193	117,523
Wilshire Bancorp, Inc.[1]	9,889	103,043
AmTrust Financial Services, Inc.[1]	4,133	101,259
American National Insurance Co.[1]	802	90,746
Fidelity & Guaranty Life[1]	3,754	87,018
Fifth Third Bancorp[1]	2,656	46,719
Raymond James Financial, Inc.[1]	843	41,560
Jones Lang LaSalle, Inc.[1]	422	41,124
Endurance Specialty Holdings Ltd.[1]	591	39,692
Bank of America Corp.[1]	2,615	34,701
Two Harbors Investment Corp.[1]	3,922	33,572
RenaissanceRe Holdings Ltd.[1]	253	29,712
Santander Consumer USA Holdings, Inc.*,1	2,824	29,172

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

CIT Group, Inc.[1]	800	$25,528
Credit Acceptance Corp.*,1	84	15,547
Kimco Realty Corp.[1]	380	11,924
Morgan Stanley[1]	422	10,964
CME Group, Inc. — Class A1	43	4,188
Lincoln National Corp.[1]	43	1,667
People’s United Financial, Inc.[1]	43	630
Total Financial		9,116,806

Technology - 6.2%
EMC Corp.[1]	46,802	1,271,610
Demandware, Inc.*	9,770	731,773
Fairchild Semiconductor International, Inc. — Class A*,1	33,730	669,540
inContact, Inc.*,1	38,074	527,325
KLA-Tencor Corp.[1]	5,004	366,543
Lexmark International, Inc. — Class A	7,038	265,685
Cvent, Inc.*	7,402	264,399
Xura, Inc.*,1	10,754	262,720
NVIDIA Corp.[1]	5,355	251,739
Activision Blizzard, Inc.[1]	5,565	220,541
CA, Inc.[1]	6,494	213,198
Synopsys, Inc.*,1	3,922	212,102
Fidelity National Information Services, Inc.[1]	2,867	211,241
Intel Corp.[1]	6,325	207,460
Cadence Design Systems, Inc.*,1	8,180	198,774
Oracle Corp.[1]	4,765	195,031
Amdocs Ltd.[1]	3,374	194,748
SciQuest, Inc.*	10,820	191,081
Electronic Arts, Inc.*,1	2,488	188,491
DST Systems, Inc.[1]	1,561	181,747
Allscripts Healthcare Solutions, Inc.*,1	14,253	181,013
Nuance Communications, Inc.*,1	11,259	175,978
ON Semiconductor Corp.*,1	19,902	175,536
Apple, Inc.[1]	1,813	173,322
Microsoft Corp.[1]	3,204	163,949
Leidos Holdings, Inc.[1]	2,531	121,159
Broadridge Financial Solutions, Inc.[1]	1,856	121,011
Teradyne, Inc.[1]	4,849	95,477
Xerox Corp.[1]	9,445	89,633
Western Digital Corp.[1]	1,580	74,661
Akamai Technologies, Inc.*,1	1,181	66,054
Citrix Systems, Inc.*,1	675	54,061
SS&C Technologies Holdings, Inc.[1]	1,854	52,060
Pitney Bowes, Inc.[1]	2,615	46,547
Genpact Ltd.*,1	1,518	40,743
HP, Inc.[1]	843	10,580
Dun & Bradstreet Corp.[1]	43	5,239
Total Technology		8,472,771

Industrial - 5.3%
FEI Co.	9,866	1,054,479
Rofin-Sinar Technologies, Inc.*,1	12,860	410,748
Huntington Ingalls Industries, Inc.[1]	1,307	219,615
Jacobs Engineering Group, Inc.*,1	4,258	212,091
Owens Corning[1]	4,090	210,717
L-3 Communications Holdings, Inc.[1]	1,434	210,353
Corning, Inc.[1]	10,247	209,859
Republic Services, Inc. — Class A1	4,047	207,651
Arrow Electronics, Inc.*,1	3,247	200,989
Northrop Grumman Corp.[1]	886	196,939
Sonoco Products Co.[1]	3,922	194,766
Avnet, Inc.[1]	4,765	193,030
AMERCO[1]	506	189,522
Stanley Black & Decker, Inc.[1]	1,686	187,517
Trinity Industries, Inc.[1]	10,036	186,369
Deere & Co.[1]	2,277	184,528
CSX Corp.[1]	7,042	183,656

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

GATX Corp.[1]	4,174	$183,531
Manitowoc Company, Inc.[1]	33,396	182,008
Eaton Corporation plc[1]	3,036	181,340
Crown Holdings, Inc.*,1	3,542	179,473
Spirit AeroSystems Holdings, Inc. — Class A*,1	4,047	174,021
AGCO Corp.[1]	3,584	168,914
Jabil Circuit, Inc.[1]	8,475	156,533
Carlisle Companies, Inc.[1]	1,475	155,878
Ryder System, Inc.[1]	2,445	149,487
AECOM*,1	4,428	140,678
Masco Corp.[1]	4,470	138,302
FedEx Corp.[1]	887	134,629
ITT, Inc.[1]	3,795	121,364
Multi-Fineline Electronix, Inc.*,1	5,136	119,155
Regal Beloit Corp.[1]	1,856	102,173
Oshkosh Corp.[1]	2,024	96,565
Waste Management, Inc.[1]	1,307	86,615
Bemis Company, Inc.[1]	1,391	71,623
Kirby Corp.*,1	1,097	68,442
Snap-on, Inc.[1]	338	53,343
Caterpillar, Inc.[1]	675	51,172
PerkinElmer, Inc.[1]	295	15,464
Textron, Inc.[1]	211	7,714
FLIR Systems, Inc.[1]	211	6,530
Teekay Corp.[1]	253	1,804
Total Industrial		7,199,587

Utilities – 5.2%
Piedmont Natural Gas Company, Inc.[1]	22,851	1,373,803
AGL Resources, Inc.[1]	15,753	1,039,225
Questar Corp.[1]	33,692	854,766
Empire District Electric Co.[1]	17,310	588,020
Talen Energy Corp.*	27,372	370,891
NiSource, Inc.[1]	8,391	222,529
Ameren Corp.[1]	4,006	214,641
Atmos Energy Corp.[1]	2,615	212,652
Pinnacle West Capital Corp.[1]	2,615	211,972
Xcel Energy, Inc.[1]	4,722	211,451
American Electric Power Company, Inc.[1]	2,994	209,849
SCANA Corp.[1]	2,741	207,384
Consolidated Edison, Inc.[1]	2,531	203,594
UGI Corp.[1]	4,344	196,566
Public Service Enterprise Group, Inc.[1]	4,174	194,550
Edison International[1]	2,488	193,243
Great Plains Energy, Inc.[1]	6,114	185,866
AES Corp.[1]	14,253	177,877
Exelon Corp.[1]	4,301	156,384
FirstEnergy Corp.[1]	169	5,900
Total Utilities		7,031,163

Communications - 3.8%
LinkedIn Corp. — Class A*	8,682	1,643,070
Starz — Class A*	10,161	304,017
AT&T, Inc.[1]	4,892	211,383
Symantec Corp.[1]	10,120	207,865
Comcast Corp. — Class A1	3,120	203,393
Cisco Systems, Inc.[1]	7,042	202,035
Qihoo 360 Technology Company Ltd. ADR*,1	2,760	201,618
TEGNA, Inc.[1]	8,223	190,526
Thomson Reuters Corp.[1]	4,638	187,468
VeriSign, Inc.*,1	2,150	185,889
eBay, Inc.*,1	7,927	185,571
Juniper Networks, Inc.[1]	8,223	184,935
Walt Disney Co.[1]	1,729	169,131
Expedia, Inc.[1]	1,475	156,793
United States Cellular Corp.*,1	2,699	105,990
Liberty SiriusXM Group — Class A*,1	2,909	91,226
Liberty SiriusXM Group — Class C*,1	2,952	91,128
Alphabet, Inc. — Class A*,1	127	89,348
Alphabet, Inc. — Class C*,1	127	87,897
Scripps Networks Interactive, Inc. — Class A1	1,391	86,618
ARRIS International plc*,1	3,963	83,064

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

IAC/InterActiveCorp[1]	1,475	$83,043
Telephone & Data Systems, Inc.[1]	2,445	72,519
CenturyLink, Inc.[1]	2,277	66,056
AMC Networks, Inc. — Class A*,1	506	30,573
Omnicom Group, Inc.[1]	253	20,617
John Wiley & Sons, Inc. — Class A1	127	6,627
Interpublic Group of Companies, Inc.[1]	253	5,844
GoDaddy, Inc. — Class A*,1	84	2,620
Total Communications		5,156,864

Basic Materials - 2.6%
Valspar Corp.[1]	11,270	1,217,499
Axiall Corp.	7,163	233,585
Syngenta AG ADR*,1	3,032	232,828
Albemarle Corp.[1]	2,825	224,051
Reliance Steel & Aluminum Co.[1]	2,572	197,786
Nucor Corp.[1]	3,795	187,511
Steel Dynamics, Inc.[1]	7,591	185,980
Celanese Corp. — Class A1	2,699	176,650
Domtar Corp.[1]	4,933	172,704
Eastman Chemical Co.[1]	2,488	168,935
Mosaic Co.[1]	6,367	166,688
LyondellBasell Industries N.V. — Class A1	2,193	163,203
Newmont Mining Corp.[1]	3,204	125,340
Huntsman Corp.[1]	5,271	70,895
Cabot Corp.[1]	843	38,491
Sherwin-Williams Co.[1]	43	12,628
Total Basic Materials		3,574,774

Energy - 2.5%
Baker Hughes, Inc.[1]	10,636	480,003
Memorial Resource Development Corp.*	17,491	277,757
Williams Partners, LP1	6,189	214,387
Exxon Mobil Corp.[1]	2,150	201,542
Chevron Corp.[1]	1,856	194,564
Rowan Companies plc — Class A1	10,373	183,187
Tesoro Corp.[1]	2,361	176,885
First Solar, Inc.*,1	3,458	167,644
Valero Energy Corp.[1]	3,204	163,404
Frank’s International N.V.[1]	10,289	150,322
Helmerich & Payne, Inc.[1]	2,193	147,216
HollyFrontier Corp.[1]	5,397	128,287
Noble Corporation plc[1]	14,758	121,606
Marathon Petroleum Corp.[1]	2,952	112,058
SM Energy Co.[1]	4,047	109,269
Rice Energy, Inc.*,1	4,512	99,444
Antero Resources Corp.*,1	3,669	95,321
PBF Energy, Inc. — Class A1	3,374	80,234
WPX Energy, Inc.*,1	7,084	65,952
Western Refining, Inc.	2,683	55,351
Equities Corp.[1]	548	42,432
Kosmos Energy Ltd.*,1	5,776	31,479
Diamond Offshore Drilling, Inc.[1]	1,223	29,756
Hess Corp.[1]	422	25,362
EP Energy Corp. — Class A*,1	3,793	19,648
Rose Rock Midstream, LP	709	18,711
Total Energy		3,391,821

Diversified - 0.0%
Resource America, Inc. — Class A1	5,304	51,555

Total Common Stocks
(Cost $62,651,100)		65,177,982

MUTUAL FUNDS†,2 - 0.0%
Guggenheim Strategy Fund I	1,013	25,244
Guggenheim Strategy Fund II	241	5,976
Total Mutual Funds
(Cost $31,150)		31,220

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

CLOSED-END FUNDS† - 12.3%
Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund[1]	33,228	$540,286
Nuveen Maryland Premium Income Municipal Fund[1]	37,372	531,055
Neuberger Berman Real Estate Securities Income Fund, Inc.[1]	89,438	508,007
Cohen & Steers REIT and Preferred Income Fund, Inc.[1]	22,818	468,681
Morgan Stanley Emerging Markets Debt Fund, Inc.[1]	48,542	449,499
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund[1,2]	39,617	440,145
Adams Diversified Equity Fund, Inc.[1]	33,345	422,481
Tri-Continental Corp.[1]	20,166	414,210
BlackRock Enhanced Equity Dividend Trust[1]	52,398	412,896
BlackRock Resources & Commodities Strategy Trust[1]	53,536	412,227
AllianzGI Equity & Convertible Income Fund[1]	22,220	408,626
Calamos Strategic Total Return Fund[1]	41,035	405,425
First Trust High Income Long/Short Fund[1]	27,308	404,978
Western Asset/Claymore Inflation-Linked Securities & Income Fund[1,2]	34,885	400,480
Nuveen Credit Strategies Income Fund[1]	49,326	398,554
BlackRock Credit Allocation Income Trust[1]	30,341	395,040
Alpine Total Dynamic Dividend Fund[1]	54,174	393,303
GDL Fund[1]	32,668	324,393
Boulder Growth & Income Fund, Inc.[1]	39,542	321,476
Zweig Total Return Fund, Inc.	23,858	287,012
Gabelli Healthcare & WellnessRx Trust[1]	24,065	257,014
General American Investors Company, Inc.[1]	8,060	248,409
Clough Global Allocation Fund[1]	19,612	229,460
Western Asset Worldwide Income Fund, Inc.[1]	18,781	206,403
Swiss Helvetia Fund, Inc.[1]	19,886	205,820
Advent Claymore Convertible Securities and Income Fund II1,2	34,495	190,412
Madison Covered Call & Equity Strategy Fund[1]	22,266	170,558
Zweig Fund, Inc.	12,783	160,938
Western Asset Emerging Markets Income Fund, Inc.[1]	12,755	138,264
Ellsworth Growth and Income Fund Ltd.[1]	16,871	132,437
Putnam High Income Securities Fund[1]	16,085	123,372
Bancroft Fund Ltd.[1]	6,584	123,187
Nuveen New Jersey Dividend Advantage Municipal Fund[1]	7,640	117,503
China Fund, Inc.[1]	7,561	109,332
Lazard Global Total Return and Income Fund, Inc.[1]	8,253	107,949
Duff & Phelps Global Utility Income Fund, Inc.[1]	6,160	105,706
Central Securities Corp.[1]	5,238	102,874
RMR Real Estate Income Fund[1]	4,763	101,261

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Ares Dynamic Credit Allocation Fund, Inc.[1]	6,813	$93,679
Wells Fargo Multi-Sector Income Fund[1]	7,362	93,129
Delaware Enhanced Global Dividend & Income Fund[1]	9,458	91,081
Nuveen Diversified Dividend & Income Fund[1]	7,753	90,710
Korea Equity Fund, Inc.[1]	11,128	87,466
First Trust Aberdeen Global Opportunity Income Fund[1]	7,619	87,161
Templeton Emerging Markets Income Fund[1]	8,302	86,922
Ivy High Income Opportunities Fund[1]	5,847	79,928
MFS Multimarket Income Trust[1]	12,912	78,118
New Ireland Fund, Inc.[1]	6,179	73,159
Franklin Limited Duration Income Trust[1]	6,102	70,783
Cohen & Steers Closed-End Opportunity Fund, Inc.[1]	5,908	68,237
Cohen & Steers Infrastructure Fund, Inc.[1]	3,154	67,559
CBRE Clarion Global Real Estate Income Fund[1]	7,930	65,264
First Trust Enhanced Equity Income Fund[1]	4,914	64,472
PIMCO Dynamic Credit Income Fund[1]	3,345	63,990
Gabelli Dividend & Income Trust[1]	3,339	63,874
Tekla Healthcare Opportunities Fund[1]	3,834	63,759
Eaton Vance Limited Duration Income Fund[1]	4,680	62,899
BlackRock Limited Duration Income Trust[1]	4,118	62,800
BlackRock Corporate High Yield Fund, Inc.[1]	5,993	62,567
Western Asset Emerging Markets Debt Fund, Inc.[1]	4,068	62,566
Western Asset High Yield Defined Opportunity Fund, Inc.[1]	4,138	62,153
Liberty All Star Equity Fund[1]	12,378	62,138
BlackRock Multi-Sector Income Trust[1]	3,750	62,063
Royce Value Trust, Inc.[1]	5,243	61,710
MFS Charter Income Trust[1]	7,316	61,967
BlackRock Debt Strategies Fund, Inc.[1]	17,476	61,690
AllianzGI NFJ Dividend Interest & Premium Strategy Fund[1]	4,866	59,998
Advent/Claymore Enhanced Growth & Income Fund[1,2]	7,312	59,885
ASA Gold and Precious Metals Ltd.[1]	3,775	55,795
Madison Strategic Sector Premium Fund[1]	4,590	52,739
Tortoise Energy Independence Fund, Inc.[1]	3,498	52,190
Tortoise Pipeline & Energy Fund, Inc.[1]	2,739	50,973
Brookfield Global Listed Infrastructure Income Fund, Inc.[1]	3,853	50,705
First Trust Energy Infrastructure Fund[1]	2,808	49,000
Legg Mason BW Global Income Opportunities Fund, Inc.[1]	3,736	48,419
Asia Tigers Fund, Inc.[1]	5,039	48,223
Western Asset Global High Income Fund, Inc.[1]	4,932	47,890
Morgan Stanley India Investment Fund, Inc.[1]	1,769	47,179

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Diversified Real Asset Income Fund[1]	2,845	$47,085
Nuveen Dow 30sm Dynamic Overwrite Fund[1]	3,236	47,019
Voya Infrastructure Industrials and Materials Fund[1]	3,788	46,820
Templeton Dragon Fund, Inc.[1]	2,703	46,816
Nuveen Global High Income Fund	3,251	46,782
Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.[1]	4,581	46,680
Wells Fargo Global Dividend Opportunity Fund[1]	7,790	46,506
LMP Capital and Income Fund, Inc.[1]	3,535	46,415
Adams Natural Resources Fund, Inc.[1]	2,300	46,253
Clough Global Opportunities Fund[1]	4,942	46,109
Royce Micro-Capital Trust, Inc.[1]	6,279	46,088
Macquarie Global Infrastructure Total Return Fund, Inc.[1]	2,153	46,074
Putnam Premier Income Trust[1]	9,786	45,994
Calamos Global Dynamic Income Fund[1]	6,538	45,897
India Fund, Inc.[1]	1,869	45,417
Wells Fargo Income Opportunities Fund[1]	5,726	45,236
Blackstone / GSO Strategic Credit Fund[1]	3,108	44,724
ClearBridge American Energy MLP Fund, Inc.[1]	5,167	44,695
Prudential Global Short Duration High Yield Fund, Inc.[1]	2,948	44,249
Western Asset Managed High Income Fund, Inc.[1]	9,347	44,118
BlackRock Global Opportunities Equity Trust[1]	3,705	43,904
Voya Global Equity Dividend and Premium Opportunity Fund[1]	6,329	43,860
Eaton Vance Tax-Advantaged Global Dividend Income Fund[1]	3,035	43,674
BlackRock International Growth and Income Trust[1]	7,510	43,183
Avenue Income Credit Strategies Fund[1]	3,407	40,816
KKR Income Opportunities Fund[1]	2,697	40,617
Virtus Global Multi-Sector Income Fund[1]	2,659	40,310
Voya Natural Resources Equity Income Fund[1]	6,311	39,886
Nuveen Senior Income Fund[1]	6,551	39,568
Neuberger Berman High Yield Strategies Fund, Inc.[1]	3,575	39,146
John Hancock Hedged Equity & Income Fund[1]	2,605	39,049
Nuveen Tax-Advantaged Total Return Strategy Fund[1]	3,328	37,540
Nuveen Short Duration Credit Opportunities Fund[1]	2,385	37,492
Stone Harbor Emerging Markets Total Income Fund[1]	2,811	37,105
Nuveen Real Asset Income and Growth Fund[1]	2,179	36,825
Nuveen Tax-Advantaged Dividend Growth Fund[1]	2,561	36,622
Nuveen Michigan Quality Income Municipal Fund[1]	2,305	35,382

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Templeton Emerging Markets Fund/United States[1]	3,004	$34,216
Cohen & Steers Global Income Builder, Inc.[1]	3,806	33,188
Clough Global Equity Fund[1]	3,087	33,062
Nuveen Enhanced Municipal Credit Opportunities Fund[1]	2,054	32,700
Mexico Fund, Inc.[1]	1,949	32,607
Gabelli Multimedia Trust, Inc.[1]	4,471	31,521
Voya Emerging Markets High Income Dividend Equity Fund[1]	4,247	31,215
Nuveen North Carolina Premium Income Municipal Fund[1]	2,102	31,089
Dividend and Income Fund[1]	2,823	30,799
Credit Suisse Asset Management Income Fund, Inc.[1]	10,328	30,261
Franklin Universal Trust[1]	4,359	30,077
Western Asset Global Partners Income Fund, Inc.[1]	3,498	29,978
John Hancock Investors Trust[1]	1,858	29,951
Voya Asia Pacific High Dividend Equity Income Fund[1]	3,367	29,798
Cushing Renaissance Fund[1]	1,899	29,757
First Trust Strategic High Income Fund II1	2,444	29,230
Sprott Focus Trust, Inc.[1]	4,514	28,980
Invesco High Income Trust II1	2,083	28,662
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund[1]	2,272	28,196
Alpine Global Dynamic Dividend Fund[1]	3,313	28,028
Nuveen Connecticut Premium Income Municipal Fund[1]	1,960	27,381
Aberdeen Singapore Fund, Inc.[1]	2,922	26,415
Calamos Global Total Return Fund[1]	2,358	25,938
Japan Smaller Capitalization Fund, Inc.[1]	2,649	25,907
Korea Fund, Inc.[1]	801	25,896
Lazard World Dividend & Income Fund, Inc.[1]	2,805	25,329
Nuveen Multi-Market Income Fund, Inc.[1]	2,938	22,006
Voya Global Advantage and Premium Opportunity Fund[1]	2,148	21,201
Special Opportunities Fund, Inc.[1]	1,520	20,900
Nuveen Flexible Investment Income Fund[1]	1,292	20,439
Morgan Stanley Emerging Markets Fund, Inc.[1]	1,505	19,986
Gabelli Global Utility & Income Trust[1]	1,068	19,854
Central Europe Russia and Turkey Fund, Inc.[1]	1,073	19,657
New Germany Fund, Inc.[1]	1,494	19,422
First Trust Aberdeen Emerging Opportunity Fund[1]	1,293	19,033
Delaware Investments Dividend & Income Fund, Inc.[1]	1,806	17,988
Aberdeen Latin America Equity Fund, Inc.[1]	891	17,927
Liberty All Star Growth Fund, Inc.[1]	4,098	16,802
Aberdeen Chile Fund, Inc.[1]	2,592	16,200

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Aberdeen Greater China Fund, Inc.[1]	1,936	$16,166
Morgan Stanley Asia-Pacific Fund, Inc.[1]	1,146	15,815
Aberdeen Japan Equity Fund, Inc.[1]	2,053	15,747
JPMorgan China Region Fund, Inc.[1]	971	14,759
Nuveen S&P 500 Dynamic Overwrite Fund[1]	1,036	14,007
Taiwan Fund, Inc.*,1	911	13,875
European Equity Fund, Inc.[1]	1,762	13,656
Mexico Equity & Income Fund, Inc.[1]	1,240	13,504
Guggenheim Enhanced Equity Income Fund[1,2]	1,730	12,975
Guggenheim Enhanced Equity Strategy Fund[1,2]	827	12,744
Asia Pacific Fund, Inc.[1]	1,266	12,344
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.*,1	1,020	12,332
MFS Intermediate High Income Fund[1]	4,821	11,908
Deutsche Strategic Income Trust[1]	1,031	11,826
Advent Claymore Convertible Securities and Income Fund[1,2]	715	9,974
Nuveen Pennsylvania Investment Quality Municipal Fund[1]	594	9,154
Nuveen Select Quality Municipal Fund, Inc.[1]	582	9,033
Deutsche Multi-Market Income Trust[1]	1,105	9,006
Deutsche High Income Trust[1]	1,023	8,982
Nuveen Premium Income Municipal Fund, Inc.[1]	580	8,949
Nuveen Municipal Market Opportunity Fund, Inc.[1]	593	8,942
Nuveen Premier Municipal Income Fund, Inc.[1]	593	8,937
Nuveen New York AMT-Free Municipal Income Fund[1]	622	8,864
BlackRock Muni Intermediate Duration Fund, Inc.[1]	576	8,778
Western Asset Global Corporate Defined Opportunity Fund, Inc.[1]	506	8,622
Western Asset High Income Opportunity Fund, Inc.[1]	1,712	8,389
Guggenheim Equal Weight Enhanced Equity Income Fund[1,2]	500	8,260
Latin American Discovery Fund, Inc.[1]	889	8,214
Brookfield High Income Fund, Inc.[1]	1,138	8,205
Aberdeen Australia Equity Fund, Inc.[1]	1,438	8,110
Calamos Convertible Opportunities and Income Fund[1]	772	7,589
Gabelli Convertible and Income Securities Fund, Inc.	1,463	6,803
BlackRock New York Municipal Income Quality Trust[1]	403	6,073
New America High Income Fund, Inc.[1]	265	2,266
Total Closed-End Funds
(Cost $16,548,232)		16,774,873

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
MULTI-HEDGE STRATEGIES FUND

	Face Amount	Value

REPURCHASE AGREEMENTS††,6 - 33.0%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$24,324,442	$24,324,442
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	20,679,908	20,679,908
Total Repurchase Agreements
(Cost $45,004,350)		45,004,350

U.S. GOVERNMENT SECURITIES†† - 1.5%
U.S. Treasury Bill
due 07/14/16[3]	2,000,000	1,999,910
Total U.S. Government Securities
(Cost $1,999,845)		1,999,910

Total Investments – 94.6%
(Cost $126,234,677)		$128,988,335

	Shares

COMMON STOCKS SOLD SHORT† - (30.0)%

Diversified - (0.1)%
Leucadia National Corp.	9,036	$(156,594)

Basic Materials - (1.4)%
Axalta Coating Systems Ltd.*	967	(25,655)
Freeport-McMoRan, Inc.	3,993	(44,482)
Alcoa, Inc.	5,296	(49,094)
PPG Industries, Inc.	673	(70,093)
Platform Specialty Products Corp.*	8,110	(72,017)
Allegheny Technologies, Inc.	7,439	(94,847)
NewMarket Corp.	294	(121,828)
WR Grace & Co.	1,681	(123,066)
Southern Copper Corp.	4,917	(132,661)
RPM International, Inc.	2,900	(144,855)
Praxair, Inc.	1,303	(146,444)
Ecolab, Inc.	1,344	(159,398)
FMC Corp.	3,446	(159,584)
Tahoe Resources, Inc.	10,969	(164,206)
Monsanto Co.	1,597	(165,146)
Royal Gold, Inc.	2,480	(178,609)
Total Basic Materials		(1,851,985)

Energy - (2.0)%
Chesapeake Energy Corp.*	84	(360)
Southwestern Energy Co.*	43	(541)
California Resources Corp.*	231	(2,818)
Whiting Petroleum Corp.*	378	(3,500)
QEP Resources, Inc.	588	(10,366)
Denbury Resources, Inc.	3,954	(14,195)
Energen Corp.	336	(16,199)
Halliburton Co.	379	(17,165)
SemGroup Corp. — Class A	743	(24,192)
Kinder Morgan, Inc.	1,344	(25,160)
NOW, Inc.*	1,512	(27,428)
CVR Energy, Inc.	2,143	(33,217)
Murphy Oil Corp.	1,050	(33,338)
Concho Resources, Inc.*	336	(40,075)
Superior Energy Services, Inc.	2,270	(41,791)
Dril-Quip, Inc.*	924	(53,989)
Continental Resources, Inc.*	1,219	(55,184)
Schlumberger Ltd.	714	(56,463)
Western Refining, Inc.	2,772	(57,186)
Cobalt International Energy, Inc.*	45,641	(61,159)
ONEOK, Inc.	1,344	(63,773)
RPC, Inc.*	5,127	(79,622)
Noble Energy, Inc.	2,270	(81,425)
Weatherford International plc*	15,382	(85,370)
Targa Resources Corp.	2,101	(88,536)
Apache Corp.	1,639	(91,243)
Pioneer Natural Resources Co.	630	(95,262)
Devon Energy Corp.	2,857	(103,566)
FMC Technologies, Inc.*	4,203	(112,094)
Gulfport Energy Corp.*	3,656	(114,287)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Murphy USA, Inc.*	1,723	$(127,778)
Cabot Oil & Gas Corp. — Class A	5,211	(134,131)
Occidental Petroleum Corp.	1,933	(146,057)
Cheniere Energy, Inc.*	3,909	(146,783)
EOG Resources, Inc.	1,849	(154,244)
Anadarko Petroleum Corp.	2,942	(156,662)
Cimarex Energy Co.	1,387	(165,497)
Range Resources Corp.	6,559	(282,955)
Total Energy		(2,803,611)

Utilities - (2.1)%
DTE Energy Co.	84	(8,326)
American Water Works Company, Inc.	336	(28,395)
Calpine Corp.*	2,184	(32,214)
Westar Energy, Inc.	671	(37,636)
Duke Energy Corp.	546	(46,841)
NRG Energy, Inc.	4,707	(70,558)
PG&E Corp.	1,597	(102,080)
Hawaiian Electric Industries, Inc.	4,666	(152,998)
Eversource Energy	2,690	(161,131)
Southern Co.	3,026	(162,284)
Sempra Energy	1,429	(162,935)
Vectren Corp.	3,110	(163,804)
Entergy Corp.	2,017	(164,083)
NextEra Energy, Inc.	1,260	(164,304)
Dominion Resources, Inc.	2,130	(165,991)
OGE Energy Corp.	5,127	(167,909)
Aqua America, Inc.	4,738	(168,957)
CenterPoint Energy, Inc.	7,060	(169,440)
Alliant Energy Corp.	4,286	(170,154)
WEC Energy Group, Inc.	2,606	(170,172)
National Fuel Gas Co.	3,110	(176,897)
MDU Resources Group, Inc.	7,593	(182,232)
Total Utilities		(2,829,341)

Communications - (2.3)%
Tribune Media Co. — Class A	630	(24,683)
Liberty Ventures*	1,260	(46,708)
Discovery Communications, Inc. — Class A*	2,186	(55,153)
Twenty-First Century Fox, Inc. — Class A	2,522	(68,220)
Twenty-First Century Fox, Inc. — Class B	2,522	(68,725)
Palo Alto Networks, Inc.*	630	(77,263)
Frontier Communications Corp.	20,215	(99,862)
Priceline Group, Inc.*	84	(104,866)
Groupon, Inc. — Class A*	43,371	(140,956)
Arista Networks, Inc.*	2,270	(146,143)
CBS Corp. — Class B	2,690	(146,444)
FireEye, Inc.*	8,910	(146,748)
Twitter, Inc.*	8,867	(149,941)
TripAdvisor, Inc.*	2,353	(151,298)
Viavi Solutions, Inc.*	23,409	(155,202)
CommScope Holding Company, Inc.*	5,043	(156,484)
Splunk, Inc.*	2,900	(157,122)
Yahoo!, Inc.*	4,203	(157,865)
Zayo Group Holdings, Inc.*	5,757	(160,793)
DISH Network Corp. — Class A*	3,110	(162,964)
Yelp, Inc. — Class A*	5,716	(173,538)
Clear Channel Outdoor Holdings, Inc. — Class A	28,024	(174,309)
Zillow Group, Inc. — Class A*	5,632	(206,414)
Pandora Media, Inc.*	17,063	(212,434)
Total Communications		(3,144,135)

Technology - (2.8)%
Qorvo, Inc.*	84	(4,642)
Red Hat, Inc.*	126	(9,148)
MSCI, Inc. — Class A	126	(9,717)
Accenture plc — Class A	294	(33,307)
Linear Technology Corp.	1,009	(46,949)
International Business Machines Corp.	378	(57,373)

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

VeriFone Systems, Inc.*	5,380	$(99,745)
Ultimate Software Group, Inc.*	504	(105,986)
Fortinet, Inc.*	3,363	(106,237)
salesforce.com, Inc.*	1,344	(106,727)
Maxim Integrated Products, Inc.	3,026	(107,998)
Autodesk, Inc.*	2,437	(131,939)
NetSuite, Inc.*	1,849	(134,607)
ServiceNow, Inc.*	2,101	(139,506)
Cree, Inc.*	5,800	(141,752)
Tableau Software, Inc. — Class A*	2,942	(143,923)
NCR Corp.*	5,253	(145,876)
Marvell Technology Group Ltd.	15,760	(150,193)
Workday, Inc. — Class A*	2,017	(150,609)
Teradata Corp.*	6,052	(151,724)
PTC, Inc.*	4,119	(154,792)
Cerner Corp.*	2,690	(157,634)
QUALCOMM, Inc.	2,984	(159,853)
Zynga, Inc. — Class A*	64,847	(161,469)
Cypress Semiconductor Corp.	16,012	(168,926)
CDK Global, Inc.	3,236	(179,566)
Veeva Systems, Inc. — Class A*	5,506	(187,865)
Paychex, Inc.	3,363	(200,099)
Lam Research Corp.	2,502	(210,318)
VMware, Inc. — Class A*	5,195	(297,258)
Total Technology		(3,855,738)

Consumer, Cyclical - (3.6)%
Allison Transmission Holdings, Inc.	84	(2,371)
Hilton Worldwide Holdings, Inc.	211	(4,754)
L Brands, Inc.	84	(5,639)
Ross Stores, Inc.	126	(7,143)
Toro Co.	84	(7,409)
HD Supply Holdings, Inc.*	715	(24,896)
lululemon athletica, Inc.*	378	(27,919)
Nordstrom, Inc.	757	(28,804)
Scotts Miracle-Gro Co. — Class A	546	(38,171)
VF Corp.	714	(43,904)
Delphi Automotive plc	714	(44,696)
Wynn Resorts Ltd.	504	(45,683)
Advance Auto Parts, Inc.	336	(54,308)
Harman International Industries, Inc.	840	(60,329)
MSC Industrial Direct Company, Inc. — Class A	967	(68,232)
Under Armour, Inc. — Class A*	2,060	(82,668)
TJX Companies, Inc.	1,093	(84,412)
Costco Wholesale Corp.	546	(85,744)
Hyatt Hotels Corp. — Class A*	1,976	(97,101)
BorgWarner, Inc.	3,363	(99,276)
Signet Jewelers Ltd.	1,219	(100,458)
Polaris Industries, Inc.	1,303	(106,533)
Tempur Sealy International, Inc.*	1,933	(106,934)
Kate Spade & Co.*	5,926	(122,135)
WABCO Holdings, Inc.*	1,344	(123,070)
Panera Bread Co. — Class A*	589	(124,833)
Tiffany & Co.	2,101	(127,404)
Hanesbrands, Inc.	5,211	(130,952)
Williams-Sonoma, Inc.	2,563	(133,609)
Chipotle Mexican Grill, Inc. — Class A*	336	(135,327)
WW Grainger, Inc.	603	(137,032)
Harley-Davidson, Inc.	3,067	(138,935)
Lions Gate Entertainment Corp.	6,893	(139,445)
Sally Beauty Holdings, Inc.*	4,791	(140,903)
Spirit Airlines, Inc.*	3,152	(141,430)
Choice Hotels International, Inc.	2,984	(142,098)
Dunkin’ Brands Group, Inc.	3,277	(142,943)
Fastenal Co.	3,236	(143,646)
CarMax, Inc.*	2,942	(144,246)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Tractor Supply Co.	1,597	$(145,614)
Tupperware Brands Corp.	2,647	(148,973)
Yum! Brands, Inc.	1,891	(156,802)
MGM Resorts International*	7,060	(159,767)
Ulta Salon Cosmetics & Fragrance, Inc.*	714	(173,959)
Copart, Inc.*	3,573	(175,112)
Dollar Tree, Inc.*	1,933	(182,165)
Marriott International, Inc. — Class A	5,629	(374,103)
Total Consumer, Cyclical		(4,911,887)

Industrial - (4.0)%
Colfax Corp.*	126	(3,334)
AMETEK, Inc.	168	(7,767)
Union Pacific Corp.	210	(18,323)
Expeditors International of Washington, Inc.	378	(18,537)
Fortune Brands Home & Security, Inc.	336	(19,478)
Lockheed Martin Corp.	84	(20,846)
Honeywell International, Inc.	210	(24,427)
Acuity Brands, Inc.	126	(31,243)
General Dynamics Corp.	253	(35,228)
Hexcel Corp.	1,093	(45,513)
Golar LNG Ltd.	3,236	(50,158)
Pentair plc	883	(51,470)
Timken Co.	1,723	(52,827)
Boeing Co.	420	(54,545)
Middleby Corp.*	504	(58,086)
Emerson Electric Co.	1,303	(67,964)
Wabtec Corp.	1,219	(85,610)
Hubbell, Inc.	840	(88,595)
Ball Corp.	1,429	(103,302)
Kennametal, Inc.	5,169	(114,287)
Graco, Inc.	1,471	(116,194)
United Parcel Service, Inc. — Class B	1,093	(117,738)
Triumph Group, Inc.	3,320	(117,860)
Zebra Technologies Corp. — Class A*	2,396	(120,040)
Kansas City Southern	1,387	(124,955)
Chicago Bridge & Iron Company N.V.	3,866	(133,880)
Flowserve Corp.	3,067	(138,537)
SPX Corp.*	9,330	(138,550)
Trimble Navigation Ltd.*	5,757	(140,240)
Lincoln Electric Holdings, Inc.	2,396	(141,555)
Rockwell Collins, Inc.	1,681	(143,120)
B/E Aerospace, Inc.	3,110	(143,604)
J.B. Hunt Transport Services, Inc.	1,807	(146,241)
Armstrong World Industries, Inc.*	3,740	(146,421)
Owens-Illinois, Inc.*	8,196	(147,610)
United Technologies Corp.	1,471	(150,851)
National Instruments Corp.	5,506	(150,864)
Garmin Ltd.	3,573	(151,567)
IDEX Corp.	1,849	(151,803)
Stericycle, Inc.*	1,471	(153,161)
SBA Communications Corp. — Class A*	1,429	(154,246)
3M Co.	883	(154,631)
CH Robinson Worldwide, Inc.	2,101	(155,999)
Covanta Holding Corp.	9,499	(156,259)
Landstar System, Inc.	2,297	(157,712)
Donaldson Company, Inc.	4,623	(158,846)
Eagle Materials, Inc.	2,060	(158,929)
Allegion plc	2,311	(160,453)
Nordson Corp.	1,976	(165,213)
TransDigm Group, Inc.*	673	(177,463)
Cognex Corp.	4,329	(186,580)
Total Industrial		(5,512,662)

Consumer, Non-cyclical - (5.6)%
Altria Group, Inc.	84	(5,793)
Bunge Ltd.	126	(7,453)
Community Health Systems, Inc.*	715	(8,616)
Herc Holdings, Inc.*	884	(9,786)
Clorox Co.	84	(11,625)

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

HCA Holdings, Inc.*	168	$(12,938)
BioMarin Pharmaceutical, Inc.*	210	(16,338)
Akorn, Inc.*	589	(16,778)
Alexion Pharmaceuticals, Inc.*	168	(19,616)
Moody’s Corp.	210	(19,679)
Incyte Corp.*	336	(26,873)
Robert Half International, Inc.	883	(33,695)
Endo International plc*	2,396	(37,354)
Avis Budget Group, Inc.*	1,219	(39,288)
Bluebird Bio, Inc.*	967	(41,861)
Philip Morris International, Inc.	463	(47,096)
Patterson Companies, Inc.	1,050	(50,285)
Bruker Corp.	2,353	(53,507)
Rollins, Inc.	1,849	(54,120)
CoStar Group, Inc.*	253	(55,321)
Tenet Healthcare Corp.*	2,017	(55,750)
Alnylam Pharmaceuticals, Inc.*	1,050	(58,265)
Jazz Pharmaceuticals plc*	420	(59,350)
Bristol-Myers Squibb Co.	924	(67,960)
Estee Lauder Companies, Inc. — Class A	757	(68,902)
Whole Foods Market, Inc.	2,480	(79,410)
Ionis Pharmaceuticals, Inc.*	3,783	(88,106)
PepsiCo, Inc.	840	(88,990)
Nielsen Holdings plc	2,060	(107,058)
Puma Biotechnology, Inc.*	3,614	(107,661)
Amsurg Corp. — Class A*	1,494	(115,845)
Anthem, Inc.	887	(116,499)
Avon Products, Inc.	32,445	(122,642)
Sprouts Farmers Market, Inc.*	5,422	(124,164)
Stryker Corp.	1,050	(125,822)
Alkermes plc*	2,984	(128,968)
Intercept Pharmaceuticals, Inc.*	924	(131,836)
Intuitive Surgical, Inc.*	210	(138,897)
Illumina, Inc.*	1,009	(141,643)
Premier, Inc. — Class A*	4,370	(142,899)
Brookdale Senior Living, Inc. — Class A*	9,330	(144,055)
Morningstar, Inc.	1,766	(144,423)
CR Bard, Inc.	630	(148,151)
S&P Global, Inc.	1,387	(148,770)
Colgate-Palmolive Co.	2,044	(149,621)
Coca-Cola Co.	3,404	(154,303)
Edgewell Personal Care Co.*	1,849	(156,074)
Mead Johnson Nutrition Co. — Class A	1,723	(156,362)
FleetCor Technologies, Inc.*	1,093	(156,441)
ConAgra Foods, Inc.	3,277	(156,673)
Brown-Forman Corp. — Class B	1,576	(157,222)
Macquarie Infrastructure Corp.	2,143	(158,689)
Vertex Pharmaceuticals, Inc.*	1,849	(159,051)
Sysco Corp.	3,152	(159,932)
Verisk Analytics, Inc. — Class A*	1,973	(159,971)
Kellogg Co.	1,976	(161,340)
Live Nation Entertainment, Inc.*	7,019	(164,946)
Hain Celestial Group, Inc.*	3,363	(167,309)
Kimberly-Clark Corp.	1,219	(167,588)
Gartner, Inc.*	1,723	(167,837)
McCormick & Company, Inc.	1,597	(170,352)
IDEXX Laboratories, Inc.*	1,849	(171,698)
Align Technology, Inc.*	2,143	(172,618)
WhiteWave Foods Co. — Class A*	3,740	(175,556)
Automatic Data Processing, Inc.	1,933	(177,585)
Hershey Co.	1,639	(186,010)
Aetna, Inc.	2,353	(287,372)
Abbott Laboratories	12,338	(485,007)
Total Consumer, Non-cyclical		(7,603,645)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Financial - (6.1)%
Progressive Corp.	84	$(2,814)
Invesco Ltd.	295	(7,534)
Prologis, Inc.	168	(8,239)
Liberty Property Trust	251	(9,970)
Realty Income Corp.	169	(11,722)
Torchmark Corp.	210	(12,982)
Allied World Assurance Company Holdings AG	420	(14,759)
Apartment Investment & Management Co. — Class A	378	(16,692)
Chubb Ltd.	168	(21,959)
Genworth Financial, Inc. — Class A*	9,582	(24,722)
DDR Corp.	1,387	(25,160)
WP Carey, Inc.	463	(32,141)
OneMain Holdings, Inc.*	2,017	(46,028)
Unum Group	1,513	(48,098)
Vornado Realty Trust	504	(50,460)
Waddell & Reed Financial, Inc. — Class A	3,363	(57,911)
Douglas Emmett, Inc.	1,639	(58,217)
Kilroy Realty Corp.	967	(64,102)
Assurant, Inc.	757	(65,337)
Outfront Media, Inc.	2,732	(66,032)
Allstate Corp.	967	(67,642)
HCP, Inc.	2,143	(75,819)
LendingClub Corp.*	18,341	(78,866)
First Horizon National Corp.	6,136	(84,554)
Franklin Resources, Inc.	2,816	(93,970)
Principal Financial Group, Inc.	2,311	(95,006)
BBCN Bancorp, Inc.	6,956	(103,784)
Alliance Data Systems Corp.*	546	(106,972)
Intercontinental Exchange, Inc.	420	(107,503)
State Street Corp.	2,060	(111,075)
NorthStar Asset Management Group, Inc.	12,398	(126,584)
Bank of Hawaii Corp.	1,849	(127,211)
Healthcare Trust of America, Inc. — Class A	3,993	(129,134)
Charles Schwab Corp.	5,337	(135,079)
SVB Financial Group*	1,429	(135,983)
Signature Bank*	1,093	(136,538)
Simon Property Group, Inc.	630	(136,647)
American Express Co.	2,270	(137,925)
SLM Corp.*	22,526	(139,211)
Cousins Properties, Inc.	13,399	(139,350)
White Mountains Insurance Group Ltd.	168	(141,456)
Commerce Bancshares, Inc.	2,970	(142,263)
American International Group, Inc.	2,690	(142,274)
U.S. Bancorp	3,573	(144,099)
TFS Financial Corp.	8,406	(144,751)
TD Ameritrade Holding Corp.	5,086	(144,824)
T. Rowe Price Group, Inc.	2,017	(147,180)
Cullen/Frost Bankers, Inc.	2,353	(149,957)
Forest City Realty Trust, Inc. — Class A	6,850	(152,824)
Mercury General Corp.	2,900	(154,164)
Eaton Vance Corp.	4,370	(154,436)
MasterCard, Inc. — Class A	1,766	(155,515)
Arthur J Gallagher & Co.	3,277	(155,985)
Loews Corp.	3,824	(157,128)
Erie Indemnity Co. — Class A	1,597	(158,646)
Rayonier, Inc.	6,052	(158,804)
Markel Corp.*	168	(160,067)
Aon plc	1,471	(160,677)
American Tower Corp. — Class A	1,429	(162,349)
CBOE Holdings, Inc.	2,437	(162,353)
Howard Hughes Corp.*	1,429	(163,363)
Senior Housing Properties Trust	7,859	(163,703)
Iron Mountain, Inc.	4,160	(165,693)

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Canadian Imperial Bank of Commerce	2,251	$(168,983)
Brown & Brown, Inc.	4,553	(170,601)
ProAssurance Corp.	3,194	(171,039)
Tanger Factory Outlet Centers, Inc.	4,287	(172,252)
Crown Castle International Corp.	1,723	(174,764)
Marsh & McLennan Companies, Inc.	2,563	(175,462)
FNF Group	4,707	(176,513)
Huntington Bancshares, Inc.	27,099	(242,265)
KeyCorp	34,444	(380,606)
Total Financial		(8,288,728)

Total Common Stocks Sold Short
(Proceeds $41,430,403)		(40,958,326)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (11.6)%
iShares Core U.S. Aggregate Bond ETF	374	(42,101)
VanEck Vectors Russia ETF	4,680	(81,526)
iShares MSCI Australia ETF	4,229	(82,254)
iShares MSCI South Korea Capped ETF	1,962	(102,161)
SPDR S&P 500 ETF Trust	543	(113,775)
iShares MSCI Japan ETF	12,376	(142,324)
iShares MSCI Taiwan ETF	12,711	(178,590)
iShares MSCI Mexico Capped ETF	3,583	(180,440)
iShares 20+ Year Treasury Bond ETF	1,381	(191,821)
VanEck Vectors Gold Miners ETF	7,473	(207,002)
Materials Select Sector SPDR Fund	4,573	(211,913)
iShares MSCI Emerging Markets ETF	6,998	(240,451)
iShares MSCI United Kingdom ETF	15,718	(241,586)
PowerShares QQQ Trust Series 1	2,344	(252,074)
iShares 7-10 Year Treasury Bond ETF	2,240	(253,053)
Industrial Select Sector SPDR Fund	4,937	(276,275)
iShares China Large-Capital ETF	8,098	(277,114)
Utilities Select Sector SPDR Fund	6,595	(346,040)
iShares Russell 1000 Growth ETF	3,700	(371,332)
Consumer Discretionary Select Sector SPDR Fund	4,872	(380,260)
Technology Select Sector SPDR Fund	8,860	(384,170)
iShares MSCI EAFE ETF	7,469	(416,845)
Consumer Staples Select Sector SPDR Fund	7,713	(425,372)
iShares iBoxx $ Investment Grade Corporate Bond ETF	4,751	(583,090)
Financial Select Sector SPDR Fund	25,782	(588,603)
iShares Russell 2000 Index ETF	5,435	(624,862)
Health Care Select Sector SPDR Fund	11,828	(848,304)
Energy Select Sector SPDR Fund	13,099	(893,876)
iShares Russell 1000 Value ETF	8,841	(912,921)
iShares U.S. Real Estate ETF	14,934	(1,229,067)
iShares TIPS Bond ETF	10,904	(1,272,169)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

SPDR Barclays High Yield Bond ETF	96,946	$(3,460,971)
Total Exchange-Traded Funds Sold Short
(Proceeds $15,750,978)		(15,812,342)

Total Securities Sold Short- (41.6)%
(Proceeds $57,181,381)		$(56,770,668)
Other Assets & Liabilities, net - 47.0%		64,149,795
Total Net Assets - 100.0%		$136,367,462

	Contracts	Unrealized Gain

INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2016 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $2,069,250)	12	$112,754
September 2016 Japanese Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $14,895,214)	10	69,006
September 2016 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $1,994,766)	15	50,558
September 2016 Australian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $2,229,322)	22	23,218
September 2016 Canadian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $911,681)	8	22,969
September 2016 Euro - Bund Futures Contracts†† (Aggregate Value of Contracts $1,842,573)	10	20,288
September 2016 Euro - Bobl Futures Contracts†† (Aggregate Value of Contracts $3,405,155)	23	19,078
September 2016 Long Gilt Futures Contracts†† (Aggregate Value of Contracts $344,392)	2	15,775
September 2016 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $186,719)	1	11,623
September 2016 Euro - Schatz Futures Contracts†† (Aggregate Value of Contracts $6,468,948)	52	7,286
(Total Aggregate Value of Contracts $34,348,020)		$352,555

COMMODITY FUTURES CONTRACTS PURCHASED†
September 2016 Silver Futures Contracts (Aggregate Value of Contracts $660,625)	7	$58,697
October 2016 Sugar #11 Futures Contracts (Aggregate Value of Contracts $433,048)	19	17,137
November 2016 Soybean Futures Contracts (Aggregate Value of Contracts $404,075)	7	14,174
August 2016 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $370,800)	9	7,359

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
MULTI-HEDGE STRATEGIES FUND

	Contracts	Unrealized Gain (Loss)

September 2016 Coffee ‘C’ Futures Contracts (Aggregate Value of Contracts $164,025)	3	$6,041
August 2016 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $132,650)	1	5,167
August 2016 LME Nickel Futures Contracts (Aggregate Value of Contracts $56,550)	1	2,839
December 2016 Cotton #2 Futures Contracts (Aggregate Value of Contracts $128,540)	4	(1,517)
August 2016 Lean Hogs Futures Contracts (Aggregate Value of Contracts $633,080)	19	(26,354)
September 2016 Corn Futures Contracts (Aggregate Value of Contracts $184,500)	10	(31,144)
(Total Aggregate Value of Contracts $3,167,893)		$52,399

CURRENCY FUTURES CONTRACTS PURCHASED†
September 2016 Japanese Yen Futures Contracts (Aggregate Value of Contracts $1,819,875)	15	$61,194
September 2016 Australian Dollar Futures Contracts (Aggregate Value of Contracts $743,700)	10	3,943
September 2016 Euro FX Futures Contracts (Aggregate Value of Contracts $834,338)	6	(13,088)
(Total Aggregate Value of Contracts $3,397,913)		$52,049

EQUITY FUTURES CONTRACTS PURCHASED†
July 2016 Amsterdam Index Futures Contracts†† (Aggregate Value of Contracts $390,134)	4	$16,292
September 2016 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $801,540)	9	13,594
July 2016 MSCI Taiwan Stock Index Futures Contracts (Aggregate Value of Contracts $734,528)	23	12,377
September 2016 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $487,435)	5	11,883
September 2016 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $173,961)	2	11,503
August 2016 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $353,020)	19	(6,290)
October 2016 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $400,200)	20	(16,451)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
MULTI-HEDGE STRATEGIES FUND

	Contracts	Unrealized Gain (Loss)

September 2016 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $8,805,160)	59	$(115,031)
July 2016 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $762,080)	44	(127,896)
September 2016 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $7,690,260)	67	(177,104)
(Total Aggregate Value of Contracts $20,598,318)		$(377,123)

EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2016 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $2,260,840)	116	$190,028
September 2016 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $14,302,800)	137	65,649
September 2016 Topix Index Futures Contracts†† (Aggregate Value of Contracts $244,558)	2	4,900
September 2016 Nikkei 225 (OSE) Index Futures Contracts†† (Aggregate Value of Contracts $153,360)	1	2,799
July 2016 H-Shares Index Futures Contracts†† (Aggregate Value of Contracts $845,407)	15	(333)
July 2016 CAC 40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $94,845)	2	(2,453)
September 2016 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $352,460)	4	(14,539)
(Total Aggregate Value of Contracts $18,254,270)		$246,051

COMMODITY FUTURES CONTRACTS SOLD SHORT†
September 2016 Hard Red Winter Wheat Futures Contracts (Aggregate Value of Contracts $930,599)	44	$163,325
August 2016 Live Cattle Futures Contracts (Aggregate Value of Contracts $825,840)	18	33,235
August 2016 Low Sulphur Gas Oil Futures Contracts (Aggregate Value of Contracts $396,675)	9	16,885
August 2016 WTI Crude Futures Contracts (Aggregate Value of Contracts $48,410)	1	3,427
September 2016 Wheat Futures Contracts (Aggregate Value of Contracts $111,313)	5	2,345
August 2016 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $63,118)	1	486
August 2016 LME Zinc Futures Contracts (Aggregate Value of Contracts $52,605)	1	(2,031)

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
MULTI-HEDGE STRATEGIES FUND

	Contracts	Unrealized Gain (Loss)

August 2016 LME Lead Futures Contracts (Aggregate Value of Contracts $89,388)	2	$(2,665)
August 2016 Natural Gas Futures Contracts (Aggregate Value of Contracts $58,340)	2	(6,229)
September 2016 Copper Futures Contracts (Aggregate Value of Contracts $661,500)	12	(41,586)
(Total Aggregate Value of Contracts $3,237,788)		$167,192

CURRENCY FUTURES CONTRACTS SOLD SHORT†
September 2016 British Pound Futures Contracts (Aggregate Value of Contracts $832,625)	10	$77,412
September 2016 Swiss Franc Futures Contracts (Aggregate Value of Contracts $1,928,251)	15	22,150
September 2016 E-Micro GBP/USD Futures Contracts (Aggregate Value of Contracts $216,531)	26	18,898
(Total Aggregate Value of Contracts $2,977,407)		$118,460

INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
September 2016 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $2,443,281)	20	(15,447)

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International August 2016 Goldman Sachs Multi- Hedge Strategies Short Index Swap 0.45%[4], Terminating 08/17/16 (Notional Value $9,001,646)	81,191	$352,149
Goldman Sachs International August 2016 Goldman Sachs Multi- Hedge Strategies Long Index Swap 0.45%[5], Terminating 08/17/16 (Notional Value $18,824,474)	144,437	$(180,450)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
MULTI-HEDGE STRATEGIES FUND

SECTOR DIVERSIFICATION

Goldman Sachs Multi-Hedge Strategies Short Index Swap

Sector	% of Index
Consumer Discretionary	23.4%
Health Care	15.5%
Industrials	14.1%
Financials	14.0%
Energy	11.1%
Technology	6.8%
Materials	6.2%
Communications	5.4%
Consumer Staples	2.1%
Utilities	1.4%
Total	100.0%

Goldman Sachs Multi-Hedge Strategies Long Index Swap

Sector	% of Index
Financials	20.7%
Consumer Staples	16.3%
Industrials	15.5%
Health Care	11.8%
Utilities	9.5%
Technology	7.5%
Consumer Discretionary	6.5%
Energy	5.3%
Materials	4.8%
Communications	2.1%
Total	100.0%

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as short security collateral at June 30, 2016.
[2]	Affiliated issuers — See Note 9.
[3]	Zero coupon rate security.
[4]

Customized basket of 190 exchange-traded equity securities. Total return based on Goldman Sachs Multi-Hedge Strategies Short Index +/- financing at a variable rate. A detail of the sector diversification included in the custom basket can be found under the heading Goldman Sachs Multi-Hedge Strategies Short Index Swap Sector Diversification. Rate indicated is the rate effective at June 30, 2016.

[5]

Customized basket of 198 exchange-traded equity securities. Total return based on Goldman Sachs Multi-Hedge Strategies Long Index +/- financing at a variable rate. A detail of the sector diversification included in the custom basket can be found under the heading Goldman Sachs Multi-Hedge Strategies Long Index Swap Sector Diversification. Rate indicated is the rate effective at June 30, 2016.

[6]	Repurchase Agreements — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
MULTI-HEDGE STRATEGIES FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Closed-End Funds	$16,774,873	$—	$—	$—	$—	$16,774,873
Commodity Futures Contracts	—	331,117	—	—	—	331,117
Common Stocks	65,177,982	—	—	—	—	65,177,982
Currency Futures Contracts	—	183,597	—	—	—	183,597
Equity Futures Contracts	—	281,648	—	47,377	—	329,025
Equity Index Swap Agreements	—	—	—	352,149	—	352,149
Interest Rate Futures Contracts	—	174,935	—	177,620	—	352,555
Mutual Funds	31,220	—	—	—	—	31,220
Repurchase Agreements	—	—	45,004,350	—	—	45,004,350
U.S. Government Securities	—	—	1,999,910	—	—	1,999,910
Total	$81,984,075	$971,297	$47,004,260	$577,146	$—	$130,536,778

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Commodity Futures Contracts	$—	$111,526	$—	$—	$—	$111,526
Common Stocks	40,958,326	—	—	—	—	40,958,326
Currency Futures Contracts	—	13,088	—	—	—	13,088
Equity Futures Contracts	—	457,311	—	2,786	—	460,097
Equity Index Swap Agreements	—	—	—	180,450	—	180,450
Exchange-Traded Funds	15,812,342	—	—	—	—	15,812,342
Interest Rate Futures Contracts	—	15,447	—	—	—	15,447
Total	$56,770,668	$597,372	$—	$183,236	$—	$57,551,276

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
MULTI-HEDGE STRATEGIES FUND

June 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $79,923,781)	$82,817,890
Investments in affiliated issuers, at value (cost $1,306,546)	1,166,095
Repurchase agreements, at value (cost $45,004,350)	45,004,350
Total investments (cost $126,234,677)	128,988,335
Foreign currency, at value (cost $277,368)	277,782
Segregated cash with broker	65,619,145
Unrealized appreciation on swap agreements	352,149
Receivables:
Securities sold	495,157
Fund shares sold	178,758
Dividends	108,651
Variation margin	107,220
Interest	365
Total assets	196,127,562

Liabilities:
Securities sold short, at value (proceeds $57,181,381)	56,770,668
Overdraft due to custodian bank	275,317
Unrealized depreciation on swap agreements	180,450
Segregated cash from broker	56,495
Payable for:
Securities purchased	1,937,333
Fund shares redeemed	316,486
Management fees	129,840
Distribution and service fees	22,406
Miscellaneous	71,105
Total liabilities	59,760,100
Commitments and contingent liabilities (Note 11)	—
Net assets	$136,367,462

Net assets consist of:
Paid in capital	$179,529,185
Accumulated net investment loss	(4,028,174)
Accumulated net realized loss on investments and foreign currency	(43,066,229)
Net unrealized appreciation on investments and foreign currency	3,932,680
Net assets	$136,367,462

A-Class:
Net assets	$16,398,819
Capital shares outstanding	683,947
Net asset value per share	$23.98
Maximum offering price per share (Net asset value divided by 95.25%)	$25.18

C-Class:
Net assets	$11,265,157
Capital shares outstanding	510,291
Net asset value per share	$22.08

P-Class:
Net assets	$46,012,908
Capital shares outstanding	1,917,711
Net asset value per share	$23.99

Institutional Class:
Net assets	$62,690,578
Capital shares outstanding	2,572,783
Net asset value per share	$24.37

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
MULTI-HEDGE STRATEGIES FUND

Period Ended June 30, 2016

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $983)	$1,158,246
Interest	52,482
Dividends from securities of affiliated issuers	32,608
Total investment income	1,243,336

Expenses:
Management fees	820,641
Distribution and service fees:
A-Class	20,878
C-Class	54,662
P-Class	63,377
Short sales dividend expense	557,082
Prime broker interest expense	87,294
Trustees’ fees*	5,060
Custodian fees	223
Miscellaneous	19,585
Total expenses	1,628,802
Less:
Expenses waived by Adviser	(35,222)
Net expenses	1,593,580
Net investment loss	(350,244)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$438,744
Investments in affiliated issuers	4,101
Swap agreements	(249,080)
Futures contracts	(512,753)
Foreign currency	5,067
Securities sold short	(206,641)
Options purchased	5
Options written	1,349
Net realized loss	(519,208)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	1,678,955
Investments in affiliated issuers	36,157
Securities sold short	(2,574,726)
Swap agreements	274,570
Futures contracts	126,000
Options written	(899)
Foreign currency	421
Net change in unrealized appreciation (depreciation)	(459,522)
Net realized and unrealized loss	(978,730)
Net decrease in net assets resulting from operations	$(1,328,974)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
MULTI-HEDGE STRATEGIES FUND

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(350,244)	$(1,016,220)
Net realized gain (loss) on investments and foreign currency	(519,208)	3,368,869
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(459,522)	(1,091,957)
Net increase (decrease) in net assets resulting from operations	(1,328,974)	1,260,692

Capital share transactions:
Proceeds from sale of shares
A-Class	3,405,879	12,859,054
C-Class	4,034,580	2,154,033
P-Class	25,717,013	43,746,255 *
Institutional Class	17,637,494	18,843,539
Cost of shares redeemed
A-Class	(2,458,720)	(8,996,021)
C-Class	(1,968,190)	(2,484,058)
P-Class	(28,734,562)	(31,075,932)*
Institutional Class	(4,180,303)	(11,927,077)
Net increase from capital share transactions	13,453,191	23,119,793
Net increase in net assets	12,124,217	24,380,485

Net assets:
Beginning of period	124,243,245	99,862,760
End of period	$136,367,462	$124,243,245
Accumulated net investment loss at end of period	$(4,028,174)	$(3,677,930)

Capital share activity:
Shares sold
A-Class	141,440	530,162
C-Class	181,435	96,154
P-Class	1,064,491	1,805,460 *
Institutional Class	720,302	767,679
Shares redeemed
A-Class	(102,392)	(370,661)
C-Class	(88,518)	(110,700)
P-Class	(1,190,588)	(1,281,530)*
Institutional Class	(170,795)	(485,631)
Net increase in shares	555,375	950,933

*	H-Class shares redesignated as P-Class shares effective following the close of business on April 30, 2015 — See Note 12.

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED FINANCIAL HIGHLIGHTS
MULTI-HEDGE STRATEGIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended June 30, 2016[a]	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Per Share Data
Net asset value, beginning of period	$24.22	$23.94	$23.03	$22.68	$22.21	$21.66
Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	(.23)	(.26)	(.18)	(.35)	(.27)
Net gain (loss) on investments (realized and unrealized)	(.17)	.51	1.36	.53	.82	.98
Total from investment operations	(.24)	.28	1.10	.35	.47	.71
Less distributions from:
Net investment income	—	—	(.19)	—	—	(.16)
Total distributions	—	—	(.19)	—	—	(.16)
Net asset value, end of period	$23.98	$24.22	$23.94	$23.03	$22.68	$22.21

Total Return[c]	(0.99%)	1.21%	4.73%	1.54%	2.02%	3.39%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,399	$15,620	$11,620	$18,307	$27,700	$24,832
Ratios to average net assets:
Net investment income (loss)	(0.56%)	(0.96%)	(1.13%)	(0.79%)	(1.54%)	(1.23%)
Total expenses[d]	2.43%	2.72%	2.86%	2.74%	3.09%	2.77%
Net expenses[e,f]	2.38%	2.65%	2.81%	2.69%	3.05%	2.65%
Portfolio turnover rate	56%	163%	304%	302%	465%	433%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)
MULTI-HEDGE STRATEGIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended June 30, 2016[a]	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Per Share Data
Net asset value, beginning of period	$22.38	$22.29	$21.62	$21.45	$21.17	$20.80
Income (loss) from investment operations:
Net investment income (loss)[b]	(.14)	(.39)	(.40)	(.35)	(.50)	(.42)
Net gain (loss) on investments (realized and unrealized)	(.16)	.48	1.26	.52	.78	.95
Total from investment operations	(.30)	.09	.86	.17	.28	.53
Less distributions from:
Net investment income	—	—	(.19)	—	—	(.16)
Total distributions	—	—	(.19)	—	—	(.16)
Net asset value, end of period	$22.08	$22.38	$22.29	$21.62	$21.45	$21.17

Total Return[c]	(1.34%)	0.45%	3.97%	0.79%	1.23%	2.62%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,265	$9,342	$9,627	$12,705	$16,780	$13,322
Ratios to average net assets:
Net investment income (loss)	(1.31%)	(1.73%)	(1.84%)	(1.60%)	(2.33%)	(1.99%)
Total expenses[d]	3.20%	3.47%	3.62%	3.50%	3.85%	3.52%
Net expenses[e,f]	3.15%	3.40%	3.57%	3.45%	3.81%	3.39%
Portfolio turnover rate	56%	163%	304%	302%	465%	432%

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)
MULTI-HEDGE STRATEGIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class*	Period Ended June 30, 2016[a]	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Per Share Data
Net asset value, beginning of period	$24.24	$23.96	$23.04	$22.69	$22.23	$21.67
Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	(.23)	(.25)	(.19)	(.36)	(.27)
Net gain (loss) on investments (realized and unrealized)	(.18)	.51	1.36	.54	.82	.99
Total from investment operations	(.25)	.28	1.11	.35	.46	.72
Less distributions from:
Net investment income	—	—	(.19)	—	—	(.16)
Total distributions	—	—	(.19)	—	—	(.16)
Net asset value, end of period	$23.99	$24.24	$23.96	$23.04	$22.69	$22.23

Total Return[c]	(1.03%)	1.21%	4.77%	1.54%	2.02%	3.39%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$46,013	$49,539	$36,411	$50,990	$66,818	$66,161
Ratios to average net assets:
Net investment income (loss)	(0.56%)	(0.95%)	(1.09%)	(0.82%)	(1.59%)	(1.25%)
Total expenses[d]	2.42%	2.72%	2.87%	2.75%	3.07%	2.78%
Net expenses[e,f]	2.37%	2.65%	2.82%	2.71%	3.03%	2.65%
Portfolio turnover rate	56%	163%	304%	302%	465%	433%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)
MULTI-HEDGE STRATEGIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended June 30, 2016[a]	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Per Share Data
Net asset value, beginning of period	$24.58	$24.24	$23.26	$22.84	$22.32	$21.71
Income (loss) from investment operations:
Net investment income (loss)[b]	(.04)	(.18)	(.18)	(.13)	(.33)	(.22)
Net gain (loss) on investments (realized and unrealized)	(.17)	.52	1.35	.55	.85	.99
Total from investment operations	(.21)	.34	1.17	.42	.52	.77
Less distributions from:
Net investment income	—	—	(.19)	—	—	(.16)
Total distributions	—	—	(.19)	—	—	(.16)
Net asset value, end of period	$24.37	$24.58	$24.24	$23.26	$22.84	$22.32

Total Return[c]	(0.85%)	1.44%	4.98%	1.84%	2.28%	3.61%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$62,691	$49,742	$42,204	$25,435	$14,130	$807
Ratios to average net assets:
Net investment income (loss)	(0.31%)	(0.71%)	(0.79%)	(0.54%)	(1.46%)	(0.99%)
Total expenses[d]	2.19%	2.47%	2.67%	2.56%	3.05%	2.52%
Net expenses[e,f]	2.14%	2.40%	2.62%	2.51%	3.01%	2.40%
Portfolio turnover rate	56%	163%	304%	302%	465%	433%

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED FINANCIAL HIGHLIGHTS (concluded)
MULTI-HEDGE STRATEGIES FUND

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Excluding interest and dividend expense related to short sales, the operating expense ratios for the years or periods presented would be :

	06/30/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11
A-Class	1.44%	1.44%	1.42%	1.40%	1.40%	1.41%
C-Class	2.19%	2.19%	2.17%	2.15%	2.15%	2.15%
P-Class	1.43%	1.45%	1.42%	1.40%	1.40%	1.41%
Institutional Class	1.19%	1.19%	1.17%	1.15%	1.15%	1.16%

*	H-Class shares redesignated as P-Class shares effective following the close of business on April 30, 2015 — See Note 12.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

FUND PROFILE (Unaudited)	June 30, 2016

COMMODITIES STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a benchmark for commodities. The Fund’s current benchmark is the S&P GSCITM Commodity Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Consolidated Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)(concluded)	June 30, 2016

Inception Dates:
A-Class	May 25, 2005
C-Class	May 25, 2005
H-Class	May 25, 2005

The Fund invests principally in derivative investments such as commodity-linked futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	4.2%
Guggenheim Strategy Fund II	4.2%
Total	8.4%

“Largest Holdings” excludes any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
COMMODITIES STRATEGY FUND

	Shares	Value

MUTUAL FUNDS†,1 - 8.4%
Guggenheim Strategy Fund I	16,419	$408,995
Guggenheim Strategy Fund II	16,412	407,183
Total Mutual Funds
(Cost $814,293)		816,178

	Face Amount

REPURCHASE AGREEMENTS††,3 - 82.6%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$7,807,768	7,807,768
RBC Capital Markets issued 06/30/16 at 0.33% due 07/01/16	218,879	218,879
Total Repurchase Agreements
(Cost $8,026,647)		8,026,647

U.S. GOVERNMENT SECURITIES†† - 5.1%
U.S. Treasury Bill
due 07/14/16[2]	500,000	499,978
Total U.S. Government Securities
(Cost $499,961)		499,978

Total Investments - 96.1%
(Cost $9,340,901)		$9,342,803
Other Assets & Liabilities, net - 3.9%		375,957
Total Net Assets - 100.0%		$9,718,760

	Contracts	Unrealized Loss

COMMODITY FUTURES CONTRACTS PURCHASED†
July 2016 Goldman Sachs Commodity Index Futures Contracts (Aggregate Value of Contracts $9,724,000)	104	$(75,318)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuers— See Note 9.
[2]	Zero coupon rate security.
[3]	Repurchase Agreements — See Note 5.

See Sector Classification in Other Information section.

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
COMMODITIES STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Mutual Funds	$816,178	$—	$—	$—	$816,178
Repurchase Agreements	—	—	8,026,647	—	8,026,647
U.S. Government Securities	—	—	499,978	—	499,978
Total	$816,178	$—	$8,526,625	$—	$9,342,803

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Commodity Futures Contracts	$—	$75,318	$—	$—	$75,318

*	Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
COMMODITIES STRATEGY FUND

June 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $499,961)	$499,978
Investments in affiliated issuers, at value (cost $814,293)	816,178
Repurchase agreements, at value (cost $8,026,647)	8,026,647
Total investments (cost $9,340,901)	9,342,803
Segregated cash with broker	615,530
Receivables:
Fund shares sold	771,174
Securities sold	140,000
Dividends	1,851
Interest	59
Total assets	10,871,417

Liabilities:
Overdraft due to custodian bank	3
Payable for:
Fund shares redeemed	991,297
Variation margin	144,281
Management fees	7,171
Distribution and service fees	2,703
Transfer agent and administrative fees	2,394
Portfolio accounting fees	957
Miscellaneous	3,851
Total liabilities	1,152,657
Commitments and contingent liabilities (Note 11)	—
Net assets	$9,718,760

Net assets consist of:
Paid in capital	$32,346,336
Accumulated net investment loss	(2,799,755)
Accumulated net realized loss on investments	(19,754,405)
Net unrealized depreciation on investments	(73,416)
Net assets	$9,718,760

A-Class:
Net assets	$1,550,439
Capital shares outstanding	220,106
Net asset value per share	$7.04
Maximum offering price per share (Net asset value divided by 95.25%)	$7.39

C-Class:
Net assets	$476,200
Capital shares outstanding	73,745
Net asset value per share	$6.46

H-Class:
Net assets	$7,692,121
Capital shares outstanding	1,092,105
Net asset value per share	$7.04

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
COMMODITIES STRATEGY FUND

Period Ended June 30, 2016

Investment Income:
Dividends from securities of affiliated issuers	$14,424
Interest	4,079
Total investment income	18,503

Expenses:
Management fees	24,907
Transfer agent and administrative fees	7,099
Distribution and service fees:
A-Class	934
C-Class	2,168
H-Class	5,623
Portfolio accounting fees	2,840
Registration fees	3,151
Custodian fees	363
Trustees’ fees*	233
Miscellaneous	4,342
Total expenses	51,660
Less:
Expenses waived by Adviser	(3,619)
Net expenses	48,041
Net investment loss	(29,538)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	$(6,069)
Futures contracts	146,073
Net realized gain	140,004
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	17
Investments in affiliated issuers	1,943
Futures contracts	(17,081)
Net change in unrealized appreciation (depreciation)	(15,121)
Net realized and unrealized gain	124,883
Net increase in net assets resulting from operations	$95,345

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
COMMODITIES STRATEGY FUND

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(29,538)	$(108,475)
Net realized gain (loss) on investments	140,004	(4,937,573)
Net change in unrealized appreciation (depreciation) on investments	(15,121)	497,419
Net increase (decrease) in net assets resulting from operations	95,345	(4,548,629)

Capital share transactions:
Proceeds from sale of shares
A-Class	996,132	14,899,309
C-Class	107,769	200,478
H-Class	50,938,022	148,883,679
Cost of shares redeemed
A-Class	(119,377)	(17,157,407)
C-Class	(161,264)	(514,210)
H-Class	(51,815,476)	(144,799,682)
Net increase (decrease) from capital share transactions	(54,194)	1,512,167
Net increase (decrease) in net assets	41,151	(3,036,462)

Net assets:
Beginning of period	9,677,609	12,714,071
End of period	$9,718,760	$9,677,609
Accumulated net investment loss at end of period	$(2,799,755)	$(2,770,217)

Capital share activity:
Shares sold
A-Class	142,228	1,690,984
C-Class	17,169	24,552
H-Class	7,409,379	17,705,540
Shares redeemed
A-Class	(18,127)	(1,941,322)
C-Class	(27,892)	(64,185)
H-Class	(7,638,523)	(17,209,355)
Net increase (decrease) in shares	(115,766)	206,214

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED FINANCIAL HIGHLIGHTS
COMMODITIES STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended June 30, 2016[a]	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Per Share Data
Net asset value, beginning of period	$6.46	$9.87	$14.93	$15.49	$16.18	$17.33
Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	(.11)	(.15)	(.23)	(.23)	(.26)
Net gain (loss) on investments (realized and unrealized)	.61	(3.30)	(4.91)	(.33)	(.05)	(.36)
Total from investment operations	.58	(3.41)	(5.06)	(.56)	(.28)	(.62)
Less distributions from:
Net investment income	—	—	—	—	(.41)	(.53)
Total distributions	—	—	—	—	(.41)	(.53)
Net asset value, end of period	$7.04	$6.46	$9.87	$14.93	$15.49	$16.18

Total Return[c]	8.98%	(34.55%)	(33.89%)	(3.62%)	(1.63%)	(3.61%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,550	$621	$3,419	$1,990	$5,840	$5,223
Ratios to average net assets:
Net investment income (loss)	(1.00%)	(1.26%)	(1.03%)	(1.50%)	(1.40%)	(1.47%)
Total expenses[d]	1.83%	1.75%	1.64%	1.63%	1.59%	1.66%
Net expenses[e]	1.70%	1.62%	1.56%	1.53%	1.49%	1.55%
Portfolio turnover rate	314%	486%	238%	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)
COMMODITIES STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended June 30, 2016[a]	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Per Share Data
Net asset value, beginning of period	$5.95	$9.15	$13.93	$14.56	$15.34	$16.58
Income (loss) from investment operations:
Net investment income (loss)[b]	(.05)	(.16)	(.23)	(.32)	(.33)	(.37)
Net gain (loss) on investments (realized and unrealized)	.56	(3.04)	(4.55)	(.31)	(.04)	(.34)
Total from investment operations	.51	(3.20)	(4.78)	(.63)	(.37)	(.71)
Less distributions from:
Net investment income	—	—	—	—	(.41)	(.53)
Total distributions	—	—	—	—	(.41)	(.53)
Net asset value, end of period	$6.46	$5.95	$9.15	$13.93	$14.56	$15.34

Total Return[c]	8.57%	(34.97%)	(34.31%)	(4.33%)	(2.38%)	(4.32%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$476	$502	$1,135	$1,947	$2,575	$3,558
Ratios to average net assets:
Net investment income (loss)	(1.67%)	(1.95%)	(1.77%)	(2.25%)	(2.15%)	(2.22%)
Total expenses[d]	2.56%	2.49%	2.39%	2.39%	2.34%	2.41%
Net expenses[e]	2.43%	2.35%	2.32%	2.28%	2.24%	2.30%
Portfolio turnover rate	314%	486%	238%	—	—	—

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED FINANCIAL HIGHLIGHTS (concluded)
COMMODITIES STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended June 30, 2016[a]	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Per Share Data
Net asset value, beginning of period	$6.47	$9.89	$14.95	$15.50	$16.18	$17.33
Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	(.11)	(.15)	(.23)	(.23)	(.27)
Net gain (loss) on investments (realized and unrealized)	.60	(3.31)	(4.91)	(.32)	(.04)	(.35)
Total from investment operations	.57	(3.42)	(5.06)	(.55)	(.27)	(.62)
Less distributions from:
Net investment income	—	—	—	—	(.41)	(.53)
Total distributions	—	—	—	—	(.41)	(.53)
Net asset value, end of period	$7.04	$6.47	$9.89	$14.95	$15.50	$16.18

Total Return[c]	8.81%	(34.58%)	(33.85%)	(3.55%)	(1.57%)	(3.67%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,692	$8,555	$8,160	$12,042	$23,671	$14,982
Ratios to average net assets:
Net investment income (loss)	(0.99%)	(1.33%)	(1.05%)	(1.50%)	(1.40%)	(1.47%)
Total expenses[d]	1.75%	1.75%	1.65%	1.63%	1.60%	1.66%
Net expenses[e]	1.62%	1.63%	1.57%	1.53%	1.49%	1.56%
Portfolio turnover rate	314%	486%	238%	—	—	—

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

1. Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (”1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each fund separately.

The Trust offers a combination of six separate classes of shares: Investor Class shares, A-Class shares, C-Class shares, P-Class shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At June 30, 2016, the Trust consisted of fifty-three funds.

This report covers the Multi-Hedge Strategies Fund and Commodities Strategy Fund (the “Funds”), each a non-diversified investment company. Only A-Class,C-Class, P-Class and Institutional Class had been issued by the Funds.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Consolidation of Subsidiary

Each of the consolidated financial statements of the Funds includes the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Funds.

Each Fund may invest up to 25% of its total assets in its Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

A summary of each Fund’s investment in its respective Subsidiary is as follows:

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at June 30, 2016	% of Net Assets of the Fund at June 30, 2016
Multi-Hedge Strategies Fund	09/18/09	$ 5,245,939	3.8%
Commodities Strategy Fund	09/08/09	1,101,186	11.3%

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Funds is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, the Board has authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies (“mutual funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sales price.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter (“OTC”) options are valued using the average bid price (for long options) or average ask price (for short options) obtained from one or more security dealers.

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The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of OTC swap agreements entered into by a Fund are accounted for using the unrealized gains or losses on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE. The swaps’ value are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair- valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

B. When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

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Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

C. Upon the purchase of an option, the premium paid is recorded as an investment, the value of which is marked-to-market daily. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, it realizes a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security purchased by the Fund upon exercise increases by the premium originally paid.

When the Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

D. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

F. The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend

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and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/ or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

G. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

H. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Normally, all such distributions of a fund will automatically be reinvested without charge in additional shares of the same fund. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

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I. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

J. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.30% at June 30, 2016.

K. Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining

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exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations. The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Options Written

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and

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the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

The following tables represent the Funds’ use and activity of options written for the period ended June 30, 2016:

Fund	Use
Multi-Hedge Strategies Fund	Income

Written Call Options
Multi-Hedge Strategies Fund
	Number of Contracts	Premium Amount
Balance at December 31, 2015	30	$1,349
Options Written	—	—
Options terminated in closing purchase transactions	—	—
Options expired	(30)	(1,349)
Options exercised	—	—
Balance at June 30, 2016	—	$—

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statements of Assets and Liabilities; securities held as collateral are noted on the Schedules of Investments.

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The following table represents the Funds’ use and volume of futures on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Multi-Hedge Strategies Fund	Duration, Hedge, Index exposure, Leverage, Liquidity, Speculation	$75,190,938	$35,463,674
Commodities Strategy Fund	Index exposure, Liquidity	7,488,282	—

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

The following table represents the Funds’ use and volume of total return swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Multi-Hedge Strategies Fund	Hedge, Index exposure, Leverage, Liquidity, Speculation	$16,960,398	$8,718,772

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Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2016:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Currency/Interest Rate/Commodity contracts	Variation margin	Variation margin
Equity contracts	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2016:

Asset Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Futures Currency Contracts*	Futures Interest Rate Contracts*	Futures Commodity Contracts*	Total Value at June 30, 2016
Multi-Hedge Strategies Fund	$329,025	$352,149	$183,597	$352,555	$331,117	$1,548,443

Liability Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Futures Currency Contracts*	Futures Interest Rate Contracts*	Futures Commodity Contracts*	Total Value at June 30, 2016
Multi-Hedge Strategies Fund	$460,097	$180,450	$13,088	$15,447	$111,526	$780,608
Commodities Strategy Fund	—	—	—	—	75,318	75,318

*

Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

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The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended June 30, 2016:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Interest Rate/Commodity contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements
Equity contracts	Net realized gain (loss) on options purchased
Net realized gain (loss) on options written
Net change in unrealized appreciation (depreciation) on options written

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended June 30, 2016:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Futures Currency Contracts	Futures Interest Rate Contracts	Futures Commodity Contracts	Options Written Equity Contracts	Options Purchased Equity Contracts	Total
Multi-Hedge Strategies Fund	$679,973	$(249,080)	$(274,767)	$644,740	$(1,562,699)	$1,349	$5	$(760,479)
Commodities Strategy Fund	—	—	—	—	146,073	—	—	146,073

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Futures Currency Contracts	Futures Interest Rate Contracts	Futures Commodity Contracts	Options Written Equity Contracts	Total
Multi-Hedge Strategies Fund	$(278,827)	$274,570	$122,104	$210,534	$72,189	$(899)	$399,671
Commodities Strategy Fund	—	—	—	—	(17,081)	—	(17,081)

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to each Fund.

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The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds and each Subsidiary pay GI investment advisory fees calculated at their annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Multi-Hedge Strategies Fund	1.15%
Commodities Strategy Fund	0.75%

GI has contractually agreed to waive the management fee it receives from the Subsidiary in an amount equal to the management fee paid to GI by the Subsidiary. This undertaking will continue in effect for so long as the Funds invest in the Subsidiary, and may not be terminated by GI unless GI obtains the prior approval of the Funds’ Board of Trustees for such termination.

As part of its agreement with the Trust, GI will pay all expenses of the Multi-Hedge Strategies Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with execution of portfolio transactions, short dividend expenses, subsidiary expenses and extraordinary expenses.

RFS provides transfer agent and administrative services to the Commodities Strategy Fund for fees calculated at the annualized rate of 0.25% based on the average daily net assets of the Fund.

RFS also provides accounting services to the Commodities Strategy Fund for fees calculated at annualized rates below, based on the average daily net assets of the Fund.

Fund Accounting Fees	(as a % of Net Assets)
On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

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RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted a Distribution Plan applicable to A-Class shares and P-Class shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

If a Fund invests in an affiliated fund, the investing Fund’s Adviser has agreed to waive fees at the investing fund level. Fee waivers will be calculated at the investing Fund level without regard to any expense cap, if any, in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period June 30, 2016, the Multi-Hedge Strategies Fund waived $153 related to investments in affiliated funds.

For the period ended June 30, 2016, GFD retained sales charges of $158,549 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability.

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U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2016, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Group			U.S. Treasury Strips
0.26%			0.00%
Due 07/01/16	$282,801,466	$282,803,508	11/15/38 - 08/15/41	$508,322,700	$288,457,595

Royal Bank of Canada			U.S. TIP Notes
0.33%			0.13% - 0.63%
Due 07/01/16	226,951,673	226,953,753	07/15/21 - 07/15/24	217,099,000	231,490,711

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In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds

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bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP.

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Multi-Hedge Strategies Fund	Swap equity contracts	$352,149	$—	$352,149	$—	$—	$352,149

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Multi-Hedge Strategies Fund	Swap equity contracts	$180,450	$—	$180,450	$—	$180,450	$—

[1]	Exchange-traded futures are excluded from these reported amounts.

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7. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

The Funds intend to invest up to 25% of their assets in the Subsidiary which is expected to provide the Funds with exposure to the commodities markets within the limitations of the federal tax requirements under Subchapter M of the Internal Revenue Code. The Funds have received a private letter ruling from the IRS that concludes that the income the Funds receive from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business.

At June 30, 2016, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Multi-Hedge Strategies Fund	$126,835,487	$6,023,447	$(3,870,599)	$2,152,848
Commodities Strategy Fund	18,583,142	—	(9,240,339)	(9,240,339)

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8. Securities Transactions

For the period ended June 30, 2016, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Multi-Hedge Strategies Fund	$28,920,989	$34,503,766
Commodities Strategy Fund	5,617,502	15,030,000

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended June 30, 2016, the Funds did not engage in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act.

9. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2015 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at http://www.sec.gov/Archives/edgar/data/1601445/000089180415000857/gug63224-ncsr.htm.

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Transactions during the period ended June 30, 2016, in which the portfolio company is an “affiliated person,” were as follows:

Affiliated issuers by Fund	Value 12/31/15	Additions	Reductions	Value 6/30/16	Shares 6/30/16	Investment Income	Realized Gain (Loss)
Multi-Hedge Strategies Fund
Advent Claymore Convertible Securities and Income Fund	$9,667	$—	$—	$9,974	715	$403	$—
Advent Claymore Convertible Securities and Income Fund II	191,447	—	—	190,412	34,495	9,727	—
Advent/Claymore Enhanced Growth & Income Fund	60,470	—	—	59,885	7,312	3,071	—
Guggenheim Enhanced Equity Income Fund	13,286	—	—	12,975	1,730	831	—
Guggenheim Enhanced Equity Strategy Fund	13,042	—	—	12,744	827	802	—
Guggenheim Equal Weight Enhanced Equity Income Fund	8,170	—	—	8,260	500	219	—
Guggenheim Strategy Fund I	19,796	7,502,358	(7,500,000)	25,244	1,013	2,358	2,937
Guggenheim Strategy Fund II	5,903	61	—	5,976	241	62	—
Managed Duration Investment Grade Municipal Fund	12,989	—	(13,655)	—	—	291	1,164
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	407,659	—	—	440,145	39,617	8,146	—
Western Asset/Claymore Inflation-Linked Securities & Income Fund	368,734	—	—	400,480	34,885	6,698	—
	$1,111,163	$7,502,419	$(7,513,655)	$1,166,095		$32,608	$4,101

Commodities Strategy Fund
Guggenheim Strategy Fund I	$3,139,901	$855,490	$(3,585,000)	$408,995	16,419	$6,192	$(337)
Guggenheim Strategy Fund II	992,902	1,062,012	(1,645,000)	407,183	16,412	8,232	(5,732)
	$4,132,803	$1,917,502	$(5,230,000)	$816,178		$14,424	$(6,069)

10. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $75,000,000 line of credit from U.S. Bank, N.A., which expires June 11, 2017. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid

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monthly, averaging 1.25% for the period ended June 30, 2016. The Funds did not have any borrowings outstanding under this agreement at June 30, 2016, and did not participate in borrowing during the year.

11. Legal Proceedings

Tribune Company

Rydex Series Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Series Funds of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave Tribune insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Series Funds, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Series Funds has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order.

On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments. On April 12, 2016, the Plaintiffs in the SLCFC actions filed a petition seeking rehearing en banc before the appeals court. On July 22, 2016, the appeals court denied the petition.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. The Court has not yet issued a decision on any of these motions.

None of these lawsuits alleges any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500® Pure Value Fund, Multi-Cap Core Equity Fund, S&P 500® Fund, Multi-Hedge Strategies Fund and Hedged Equity Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $28,220, $109,242, $9,860, $3,400, $1,181,160, and $10,880, respectively. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Series Funds was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.) (the “Creditor Trust Action”). Its funds may also be putative members of the proposed defendant classes in Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes & H. Holmes TTEE (In re Lyondell Co.), Adv. Pro. No. 10-5525 (Bankr. S.D.N.Y.) (the “Litigation Trust Action”) and Weisfelner, as Trustee of the LB Creditor Trust, v. Reichman (In re Lyondell Chemical Co.), Adv. Pro. No. 12-1570 (Bankr. S.D.N.Y.).

Similar to the claims made in the Tribune matter, the Weisfelner complaints seek to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008. The Creditor Trust Action and Reichman allege claims against the former Lyondell shareholders under state law for both constructive fraudulent transfer and intentional fraudulent transfer. The Litigation Trust Action alleges a claim against the former Lyondell shareholders under federal law for intentional fraudulent transfer.

On April 7, 2014, the plaintiff filed a Third Amended Complaint in the Creditor Trust Action, a Second Amended Complaint in the Litigation Trust Action, and an Amended Complaint in Reichman.

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On May 8, 2014, the plaintiff in the Litigation Trust Action filed a motion to certify a defendant class generally comprised of all former Lyondell shareholders that received proceeds in exchange for their shares in the 2007 merger transaction.

On July 30, 2014, the defendants filed a motion to dismiss these lawsuits. The Bankruptcy Court held oral argument on the motion to dismiss and on the motion for class certification on January 14 and January 15, 2015. On September 15, 2015, the Bankruptcy Court denied the motion for class certification without prejudice to the plaintiff’s right to file a renewed motion. On November 18, 2015, the Bankruptcy Court granted the defendants’ motion to dismiss the intentional fraudulent transfer claims in the Creditor Trust Action, the Litigation Trust Action, and in Reichman, but denied the motion to dismiss the constructive fraudulent transfer claims in the Creditor Trust Action and in Reichman. The Bankruptcy Court entered final judgment dismissing the Litigation Trust Action, but the plaintiff has appealed the dismissal to the U.S. District Court for the Southern District of New York. The appeal has been fully briefed but the Court has not yet issued a decision.

On May 4, 2016, the defendants filed a motion to dismiss, or in the alternative, for a stay of, the Creditor Trust Action and Reichman in light of the U.S. Court of Appeals for the Second Circuit’s opinion in the appeal of the Tribune SLCFC actions. On July 20, 2016, the Bankruptcy Court issued a report and recommendation granting the defendants’ motion to dismiss. The U.S. District Court for the Southern District of New York has not yet accepted the Bankruptcy Court’s recommendation or entered a final judgment.

These lawsuits do not allege any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,725,168; Long Short Equity Fund f/k/a U.S. Long Short Momentum Fund - $2,193,600; Global 130/30 Strategy Fund - $37,920; Hedged Equity Fund - $1,440; and Multi-Hedge Strategies Fund - $1,116,480. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

12. H-Class Shares

Effective following the close of business on April 30, 2015, (the “Redesignation Date”), all outstanding H-Class shares of the Guggenheim Multi-Hedge Strategies Fund were redesignated as P-Class shares, and the Fund will no longer offer H-Class shares.

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OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Board Considerations in Approving the Investment Advisory Agreement

The Board of Trustees (the “Board”) of the Rydex Series Funds (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (“Independent Trustees”), at an in-person meeting held on May 19, 2016, called for the purpose of, among other things, consideration of, and voting on, the approval and continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Security Investors, LLC (the “Adviser”) applicable to the Multi-Hedge Strategies Fund and Commodities Strategy Fund, each a series of the Trust (each,

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OTHER INFORMATION (Unaudited)(continued)

a “Fund” and collectively, the “Funds”), unanimously approved the continuation of the Investment Advisory Agreement for an additional one-year period, based on the Board’s review of qualitative and quantitative information provided by the Adviser. The Board had previously considered information pertaining to the renewal of the Investment Advisory Agreement at an in-person meeting held on April 26, 2016 (together, with the May 19 meeting, the “Meetings”).

In reaching the conclusion to approve the continuation of the Investment Advisory Agreement, the Independent Trustees requested and obtained from the Adviser such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Independent Trustees carefully evaluated this information and were advised with respect to their deliberations by independent legal counsel, who attended both Meetings. In addition, the Board also received a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of investment advisory agreements, and the Independent Trustees participated in question and answer sessions with representatives of the Adviser.

In considering the approval of the Investment Advisory Agreement, the Board determined that the agreement would enable shareholders of the Funds to continue to obtain high quality services at a cost that was appropriate, reasonable, and in the best interests of their shareholders. The Board, including the Independent Trustees, unanimously approved the Investment Advisory Agreement. In reaching their decision, the Trustees carefully considered information that they had received throughout the year as part of their regular oversight of the Funds, including, in particular, information from the Adviser that the Board had received relating to the Investment Advisory Agreement at the Meetings. The Board noted that, at the Meetings, they had obtained and reviewed a wide variety of information, including FUSE reports (described below) that provide comparative information regarding each Fund’s fees, expenses, and performance relative to the fees, expenses, and performance of other comparable funds.

As a part of their consideration of the approval of the Investment Advisory Agreement at the Meetings, the Board, including the Independent Trustees, had evaluated a number of considerations, including among others: (a) the nature, extent and quality of the Adviser’s investment advisory and other services; (b) the Adviser’s investment management personnel; (c) the Adviser’s operations and financial condition; (d) the Adviser’s brokerage practices (including any soft dollar arrangements) and the variety and complexity of its investment strategies; (e) a comparison of the Funds’ advisory fees to the fees charged to comparable funds or accounts, paying special attention to economies of scale and the absence of breakpoints in these fees and the Adviser’s rationale for not including breakpoints;

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OTHER INFORMATION (Unaudited)(continued)

(f) each Fund’s overall fees and operating expenses compared with those of peer funds; (g) the Adviser’s profitability from its Fund-related operations; (h) the Adviser’s compliance systems; (i) the Adviser’s policies and compliance procedures; (j) the Adviser’s reputation, expertise and resources in the financial markets; and (k) Fund performance compared with that of peer funds and/or appropriate benchmarks. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling. Based on the Board’s deliberations at the Meetings, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Investment Advisory Agreement were fair and reasonable; (b) concluded that the Adviser’s fees were reasonable in light of the services that it provides to the Funds; and (c) agreed to approve and continue the Investment Advisory Agreement based upon the following considerations, among others:

●

Nature, Extent and Quality of Services Provided by the Adviser. At the Meetings, the Board evaluated, among other things, the Adviser’s business, financial resources, quality and quantity of personnel, experience, past performance, the variety and complexity of its investment strategies, brokerage practices, and the adequacy of its compliance systems and cybersecurity programs. The Board reviewed the scope of services to be provided by the Adviser under the Investment Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by the Adviser for the past year and the scope of services required to be provided during the upcoming year. The Board also considered the Adviser’s representations to the Board that the Adviser would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs.

●

Fund Expenses and Performance of the Funds and the Adviser. At the Meetings, the Board reviewed statistical information provided by the Adviser regarding the expense ratio components and performance of each Fund. The Adviser engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare advisory contract renewal reports to help the Board compare the Funds’ fees, expenses and total return performance with those of a peer group and peer universe of funds selected by FUSE. Each Fund’s expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses, are compared to those of other funds with shared key characteristics (e.g., asset size, fee structure, sector or industry)

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OTHER INFORMATION (Unaudited)(concluded)

determined by FUSE to comprise a Fund’s applicable peer group. The Board considered the Adviser’s representation that it found the peer groups compiled by FUSE to be appropriate, but also acknowledged the existence of certain differences between the Funds and their peer funds (e.g., specific differences in principal investment strategies and, if applicable, tradability). The statistical information related to the performance of each Fund included three-month and one-, three-, and five-year performance for the Fund compared to that of its peers.

●

Costs of Services Provided to the Funds and Profits Realized by the Adviser and its Affiliates. At the Meetings, the Board reviewed information about the profitability of the Funds to the Adviser based on the advisory fees payable under the current Investment Advisory Agreement for the last calendar year. At the Meetings, the Board also analyzed the Funds’ expenses, including the investment advisory fees paid to the Adviser, and reviewed reports prepared by FUSE comparing the expense ratios of the Funds to those of other comparable funds. The Board also reviewed information regarding the direct revenue received by the Adviser and ancillary revenue received by the Adviser and/ or its affiliates in connection with the services provided to the Funds by the Adviser and/or its affiliates. The Board also discussed the Adviser’s profit margin, including the expense allocation methodology used in the Adviser’s profitability analysis.

●

Economies of Scale. In connection with its review of the Funds’ profitability analysis at the Meetings, the Board considered the absence of breakpoints in the Adviser’s fee schedule and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in the Funds’ asset levels. In light of the relatively small size of the Funds and the fact that the size of the Commodities Strategy Fund may increase and decrease significantly from time to time because it permits unlimited trading with most of the Funds in the complex, the Board concluded that the Funds have not yet achieved sufficient asset levels to realize significant economies of scale.

●

Other Benefits to the Adviser and/or its Affiliates. In addition to evaluating the Adviser’s services, the Board considered the nature, extent, quality and cost of certain administrative, distribution, and shareholder services performed by the Adviser’s affiliates under separate agreements and the Distribution and Shareholders Services Plan pursuant to Rule 12b-1 of the 1940 Act.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreement were reasonable, and that approval of the Investment Advisory Agreement was in the best interests of the Funds.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee****
INTERESTED TRUSTEE
Donald C. Cacciapaglia** (1951)	Trustee from 2012 to present.	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	231

Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

INDEPENDENT TRUSTEES
Angela Brock-Kyle***** (1959)	Trustee from August 2016 to present.	Current: Founder and Chief Executive Officer, B.O.A.R.D.S (consulting firm) Former: Senior Leader, TIAA (financial services firm) (1987-2012).	135	Infinity Property & Casualty Corporation (2014-present).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee****
INDEPENDENT TRUSTEES - continued
Corey A. Colehour (1945)	Trustee from 1993 to present; Member of the Audit Committee from 1994 to present; Member of the Governance Committee from 2014 to present; and Member of the Investment and Performance Committee from 2014 to present.	Retired.	135	None.
J. Kenneth Dalton (1941)	Trustee from 1995 to present; Chairman and Member of the Audit Committee from 1997 to present; and Member of the Compliance and Risk Oversight Committee from 2010 to present.	Retired.	135	Epiphany Funds (4) (2009-present).
John O. Demaret (1940)	Vice Chairman of the Board from 2014 to present (Chairman of the Board from 2006 to 2014); Trustee and Member of the Audit Committee from 1997 to present; Chairman (since 2014) and Member of the Compliance and Risk Oversight Committee from 2010 to present; Chairman and Member of the Investment and Performance Committee from 2014 to present; and Member of the Nominating Committee from 2014 to present.	Retired.	135	None.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee****
INDEPENDENT TRUSTEES - concluded
Werner E. Keller (1940)	Chairman of the Board from 2014 to present (Vice Chairman of the Board from 2010 to 2014); Trustee and Member of the Audit Committee from 2005 to present; and Member of the Investment and Performance Committee from 2014 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	135	None.
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit Committee from 2005 to present; Member of the Nominating Committee from 2005 to present; and Member of the Governance Committee from 2007 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	135	US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee from 1997 to present; Member of the Audit Committee from 1997 to present; Chairman and Member of the Nominating Committee from 2004 to present; Chairman and Member of the Governance Committee from 2007 to present; and Member of the Compliance and Risk Oversight Committee from 2014 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	135	None.
Sandra G. Sponem***** (1958)	Trustee from August 2016 to present.	Current: Senior Vice President and Chief Financial Officer, M.A. Mortenson Companies, Inc. (general contracting firm) (2007-present).	135	None.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Donald C. Cacciapaglia (1951)	President (2012-present).

Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present).

Former: Chairman and CEO, Channel Capital Group Inc. (2002-2010).

Michael P. Byrum (1970)	Vice President (1999-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

Nikolaos Bonos (1963)	Vice President and Treasurer (2003-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); Chief Executive Officer, Guggenheim Specialized Products, LLC (2009-present); Chief Executive Officer & President, Rydex Fund Services, LLC (2009-present); Vice President, Rydex Holdings, LLC (2008-present).

Former: Senior Vice President, Security Global Investors, LLC (2010-2011); and Senior Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC (2006-2011).

82 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - continued
Elisabeth Miller (1968)	Chief Compliance Officer (2012-present).

Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Joseph M. Arruda (1966)	Assistant Treasurer (2006-present).

Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

Paul J. Davio (1972)	Assistant Treasurer (2014-present).

Current: Assistant Treasurer, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2006-present).

Former: Manager, Mutual Fund Administration, Guggenheim Investments (2003-2006).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 83

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present).

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser’s parent company.
***

The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

****	Certain of the Trustees may serve as directors on the boards of companies not required to be disclosed above, including certain non-profit companies and charitable foundations.
*****	Mses. Brock-Kyle and Sponem commence serving as independent Trustees effective August 18, 2016.

84 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 85

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(continued)

new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

86 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 87

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6.30.2016

Guggenheim Funds Semi-Annual Report

Guggenheim Alternative Fund
Guggenheim Managed Futures Strategy Fund

RMFSF-SEMI-0616x1216	guggenheiminvestments.com

TABLE OF CONTENTS

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
MANAGED FUTURES STRATEGY FUND	8
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	23
OTHER INFORMATION	40
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	44
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	50

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

June 30, 2016

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for the Managed Futures Strategy Fund (the “Fund”) that is part of the Rydex Series Funds. This report covers performance of the Fund for the semi-annual period ended June 30, 2016.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim Partners, LLC and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
July 31, 2016

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

The Funds may not be suitable for all investors. Investing involves risks, including the entire loss of principal amount invested. Certain Funds may be affected by risks that include those associated with sector concentration, international investing, investing in small and/or medium size companies, and/or the Funds’ possible use of investment techniques and strategies such as leverage, derivatives and short sales of securities. Please see each Fund’s prospectus for more information.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	June 30, 2016

The first half of this year opened with downgrades of U.S. and global economic growth and a surge in recession fears, which triggered a bout of market volatility and negative returns. But a dovish pivot in the U.S. Federal Reserve (the “Fed”) communications in February helped spur a rally in crude oil and a reversal of dollar strength, as well as a rally in risk assets that lasted through the spring. Temporarily interrupting the rally were June’s poor non-farm payrolls report (38,000 U.S. jobs created in May) and the United Kingdom’s (“UK”) vote to leave the European Union (“EU”).

The surprising and disappointing jobs number led to a sharp fall in the 10-year U.S. Treasury yield as markets downgraded the probability of summer rate hikes. Indeed, the Federal Open Market Committee (“FOMC”) declined to raise rates in June. In late June, citizens in the UK voted to leave the European Union. This decision, nicknamed “Brexit,” prompted panic selling of risk assets in Europe, the UK, emerging markets. In the U.S., there was also a sell-off in more speculative-grade credit and equities. However, nerves settled in the last two days of the quarter, and markets appeared to bounce back, as global central banks promised to do everything in their power to maintain market stability and as it seemed that the political transition in the UK would move more quickly and smoothly than expected.

The quarter ended with the British pound at its weakest level against the U.S. dollar in over 20 years, and the 10-year Treasury note yielding 1.47 percent, 30 basis points lower than at the start of the quarter.

Brexit turmoil and the drop in Treasury yields was in spite of the rebound in U.S. economic growth over the period. The final reading of first-quarter Gross Domestic Product (“GDP”) was 0.8 percent (revised down in late July from 1.1 percent), with weakness likely due to residual seasonality effects. Consistent with previous years, growth accelerated as the year progressed, but not at the pace expected by most economists; in late July, the initial estimate of second-quarter real GDP was 1.2 percent, against an expected rate of above 2 percent, the lower figure due primarily to a fall in inventories.

While May’s payrolls report was likely an aberration, a view confirmed by a strong June number, the trend rate of job growth should slow as we near full employment. An improving labor market, low borrowing costs, and rising household formation all point to continued improvement in the housing market, as evidenced by new home sales figures recently hitting eight-year highs.

We are entering a period of seasonal weakness combined with some continuing post-Brexit uncertainty and a growing focus on the upcoming U.S. elections. Despite this, falling rates will remain supportive of credit performance. Record-low U.S. government yields are likely to be dragged down by foreign retail and institutional investors, as central banks continue to plunge rates further into negative territory. This hunt for yield will act as a “QE4” and will spill over into supporting risk assets.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	June 30, 2016

With inflation expectations troublingly low, and growth in Europe likely to slow, the Fed will be hard pressed to deliver two hikes in the balance of the year, as many FOMC members expect. We anticipate one rate hike this year, most likely in December, as the Fed remains cautious due to the asymmetry of risks near the zero lower bound. The rally in risk assets should remain intact through the third quarter of 2016, and monetary policy will ultimately create a positive backdrop for risk assets over the next two to three years.

For the six-month period ended June 30, 2016, the Standard & Poor’s 500® (“S&P 500”) Index* returned 3.84%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned -4.42%. The return of the MSCI Emerging Markets Index* was 6.41%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 5.31% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 9.06%. The return of the Bank of America Merrill (“BofA”) Lynch 3-Month U.S. Treasury Bill Index* was 0.15% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2015 and ending June 30, 2016.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value December 31, 2015	Ending Account Value June 30, 2016	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Managed Futures Strategy Fund
A-Class	1.84%	(9.13%)	$ 1,000.00	$ 908.70	$ 8.73
C-Class	2.59%	(9.47%)	1,000.00	905.30	12.27
P-Class	1.84%	(9.13%)	1,000.00	908.70	8.73
Institutional Class	1.59%	(9.04%)	1,000.00	909.60	7.55

Table 2. Based on hypothetical 5% return (before expenses)
Managed Futures Strategy Fund
A-Class	1.84%	5.00%	$ 1,000.00	$ 1,015.71	$ 9.22
C-Class	2.59%	5.00%	1,000.00	1,011.98	12.96
P-Class	1.84%	5.00%	1,000.00	1,015.71	9.22
Institutional Class	1.59%	5.00%	1,000.00	1,016.96	7.97

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest.
[2]

Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period December 31, 2015 to June 30, 2016.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

FUND PROFILE (Unaudited)	June 30, 2016

MANAGED FUTURES STRATEGY FUND

OBJECTIVE: Seeks to achieve positive absolute returns.

Consolidated Holdings Diversification (Market Exposure as % of Net Assets)

“Consolidated Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)(concluded)	June 30, 2016

Inception Dates:
A-Class	March 2, 2007
C-Class	March 2, 2007
P-Class	March 2, 2007
Institutional Class	May 3, 2010

The Fund invests principally in derivative investments such as futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	34.6%
Guggenheim Strategy Fund I	31.4%
Guggenheim Strategy Fund III	15.9%
U.S. Treasury Notes	6.0%
Guggenheim Enhanced Short Duration ETF	3.2%
Total	91.1%

“Largest Holdings” excludes any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
MANAGED FUTURES STRATEGY FUND

	Shares	Value

EXCHANGE-TRADED FUNDS† - 3.2%
Guggenheim Enhanced Short Duration ETF[1]	108,400	$5,421,247
Total Exchange-Traded Funds
(Cost $5,429,550)		5,421,247

MUTUAL FUNDS† - 81.9%
Guggenheim Strategy Fund II1	2,336,031	57,956,918
Guggenheim Strategy Fund I1	2,112,733	52,628,171
Guggenheim Strategy Fund III[1]	1,076,960	26,697,838
Total Mutual Funds
(Cost $137,719,210)		137,282,927

	Face Amount

U.S. GOVERNMENT SECURITIES†† - 7.8%
U.S. Treasury Notes
0.63% due 08/15/16	$10,000,000	10,004,750
U.S. Treasury Bill
due 07/14/16[2]	3,000,000	2,999,865
Total U.S. Government Securities
(Cost $13,002,994)		13,004,615

REPURCHASE AGREEMENTS††,3 - 8.4%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	7,573,113	7,573,113
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	6,438,432	6,438,432
Total Repurchase Agreements
(Cost $14,011,545)		14,011,545

Total Investments - 101.3%
(Cost $170,163,299)		$169,720,334
Other Assets & Liabilities, net - (1.3)%		(2,222,155)
Total Net Assets - 100.0%		$167,498,179

	Contracts	Unrealized Gain

INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2016 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $10,001,375)	58	$512,302
September 2016 Euro - Bobl Futures Contracts†† (Aggregate Value of Contracts $109,557,161)	740	437,412
September 2016 Japanese Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $83,413,198)	56	386,957
September 2016 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $9,707,859)	73	259,703
September 2016 Australian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $11,146,612)	110	127,187
September 2016 Canadian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $4,672,365)	41	117,174
September 2016 Euro - Bund Futures Contracts†† (Aggregate Value of Contracts $10,502,666)	57	102,167
September 2016 Long Gilt Futures Contracts†† (Aggregate Value of Contracts $2,410,747)	14	90,899
September 2016 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $1,493,750)	8	81,893

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
MANAGED FUTURES STRATEGY FUND

	Contracts	Unrealized Gain

September 2016 Euro - Schatz Futures Contracts†† (Aggregate Value of Contracts $168,814,660)	1,357	$28,990
(Total Aggregate Value of Contracts $411,720,393)		$2,144,684

EQUITY FUTURES CONTRACTS PURCHASED†
September 2016 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $3,581,760)	24	$128,529
September 2016 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $3,027,600)	29	118,103
September 2016 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $3,740,520)	42	105,945
July 2016 MSCI Taiwan Stock Index Futures Contracts (Aggregate Value of Contracts $3,864,257)	121	92,195
July 2016 Amsterdam Index Futures Contracts†† (Aggregate Value of Contracts $2,048,206)	21	89,311
September 2016 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $2,632,148)	27	70,437
September 2016 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $1,043,764)	12	66,617
July 2016 IBEX 35 Index Futures Contracts†† (Aggregate Value of Contracts $183,768)	2	11,201
September 2016 DAX Index Futures Contracts†† (Aggregate Value of Contracts $540,995)	2	10,978
July 2016 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $270,171)	2	7,655
(Total Aggregate Value of Contracts $20,933,189)		$700,971

COMMODITY FUTURES CONTRACTS PURCHASED†
September 2016 Silver Futures Contracts (Aggregate Value of Contracts $3,020,000)	32	$290,742
October 2016 Sugar #11 Futures Contracts (Aggregate Value of Contracts $2,051,280)	90	111,989
November 2016 Soybean Futures Contracts (Aggregate Value of Contracts $1,904,925)	33	66,822
August 2016 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $1,689,200)	41	39,347
September 2016 Coffee ‘C’ Futures Contracts (Aggregate Value of Contracts $874,800)	16	37,811
August 2016 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $397,950)	3	17,019

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
MANAGED FUTURES STRATEGY FUND

	Contracts	Unrealized Gain (Loss)

August 2016 LME Nickel Futures Contracts (Aggregate Value of Contracts $226,200)	4	$8,538
August 2016 NY Harbor ULSD Futures Contracts (Aggregate Value of Contracts $187,929)	3	(1,315)
December 2016 Cotton #2 Futures Contracts (Aggregate Value of Contracts $578,430)	18	(8,538)
August 2016 Lean Hogs Futures Contracts (Aggregate Value of Contracts $3,165,400)	95	(105,019)
September 2016 Corn Futures Contracts (Aggregate Value of Contracts $867,150)	47	(138,385)
(Total Aggregate Value of Contracts $14,963,264)		$319,011

CURRENCY FUTURES CONTRACTS PURCHASED†
September 2016 Japanese Yen Futures Contracts (Aggregate Value of Contracts $9,220,700)	76	$277,963
September 2016 Australian Dollar Futures Contracts (Aggregate Value of Contracts $3,867,240)	52	21,818
(Total Aggregate Value of Contracts $13,087,940)		$299,781

COMMODITY FUTURES CONTRACTS SOLD SHORT†
September 2016 Hard Red Winter Wheat Futures Contracts (Aggregate Value of Contracts $4,631,850)	219	$806,712
August 2016 Live Cattle Futures Contracts (Aggregate Value of Contracts $4,129,200)	90	166,177
August 2016 Low Sulphur Gas Oil Futures Contracts (Aggregate Value of Contracts $1,851,150)	42	75,733
August 2016 WTI Crude Futures Contracts (Aggregate Value of Contracts $338,870)	7	20,029
September 2016 Wheat Futures Contracts (Aggregate Value of Contracts $601,088)	27	11,569
September 2016 Brent Crude Futures Contracts (Aggregate Value of Contracts $49,770)	1	3,202
August 2016 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $126,235)	2	2,607
August 2016 LME Zinc Futures Contracts (Aggregate Value of Contracts $368,235)	7	(8,530)
August 2016 LME Lead Futures Contracts (Aggregate Value of Contracts $312,856)	7	(9,326)
August 2016 Natural Gas Futures Contracts (Aggregate Value of Contracts $233,360)	8	(19,286)

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
MANAGED FUTURES STRATEGY FUND

	Contracts	Unrealized Gain (Loss)

September 2016 Copper Futures Contracts (Aggregate Value of Contracts $3,087,000)	56	$(140,847)
(Total Aggregate Value of Contracts $15,729,614)		$908,040

CURRENCY FUTURES CONTRACTS SOLD SHORT†
September 2016 British Pound Futures Contracts (Aggregate Value of Contracts $4,329,650)	52	$390,762
September 2016 Euro FX Futures Contracts (Aggregate Value of Contracts $5,423,194)	39	76,050
September 2016 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $309,680)	4	(1,530)
(Total Aggregate Value of Contracts $10,062,524)		$465,282

INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
September 2016 Australian Government 3 Year Bond Futures Contracts†† (Aggregate Value of Contracts $15,586,560)	185	$293
September 2016 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $12,094,242)	99	(34,631)
(Total Aggregate Value of Contracts $27,680,802)		$(34,338)

EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2016 Topix Index Futures Contracts†† (Aggregate Value of Contracts $1,467,348)	12	$21,844
September 2016 Nikkei 225 (OSE) Index Futures Contracts†† (Aggregate Value of Contracts $920,162)	6	7,205
July 2016 CAC 40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $521,648)	11	(14,189)
July 2016 H-Shares Index Futures Contracts†† (Aggregate Value of Contracts $4,565,197)	81	(14,218)
September 2016 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $1,033,020)	9	(21,396)
September 2016 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $1,762,300)	20	(61,298)
(Total Aggregate Value of Contracts $10,269,675)		$(82,052)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
MANAGED FUTURES STRATEGY FUND

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuers — See Note 8.
[2]	Zero coupon rate security.
[3]	Repurchase Agreements — See Note 5.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Commodity Futures Contracts	$—	$1,658,297	$—	$—	$—	$1,658,297
Exchange-Traded Funds	5,421,247	—	—	—	—	5,421,247
Currency Futures Contracts	—	766,593	—	—	—	766,593
Equity Futures Contracts	—	444,772	—	285,248	—	730,020
Interest Rate Futures Contracts	—	853,898	—	1,291,079	—	2,144,977
Mutual Funds	137,282,927	—	—	—	—	137,282,927
Repurchase Agreements	—	—	14,011,545	—	—	14,011,545
U.S. Government Securities	—	—	13,004,615	—	—	13,004,615
Total	$142,704,174	$3,723,560	$27,016,160	$1,576,327	$—	$175,020,221

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Commodity Futures Contracts	$—	$431,246	$—	$—	$—	$431,246
Currency Futures Contracts	—	1,530	—	—	—	1,530
Equity Futures Contracts	—	82,694	—	28,407	—	111,101
Interest Rate Futures Contracts	—	34,631	—	—	—	34,631
Total	$—	$550,101	$—	$28,407	$—	$578,508

*	Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
MANAGED FUTURES STRATEGY FUND

June 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $13,002,994)	$13,004,615
Investments in affiliated issuers, at value (cost $143,148,760)	142,704,174
Repurchase agreements, at value (cost $14,011,545)	14,011,545
Total investments (cost $170,163,299)	169,720,334
Foreign currency, at value (cost $1,615,089)	1,616,768
Segregated cash with broker	38,142
Receivables:
Dividends	228,030
Fund shares sold	98,951
Interest	23,637
Total assets	171,725,862

Liabilities:
Overdraft due to custodian bank	1,610,541
Segregated cash from broker	381,533
Payable for:
Fund shares redeemed	1,405,235
Variation margin	293,744
Securities purchased	228,031
Management fees	125,421
Distribution and service fees	43,674
Transfer agent and administrative fees	35,086
Portfolio accounting fees	14,034
Miscellaneous	90,384
Total liabilities	4,227,683
Commitments and contingent liabilities (Note 10)	—
Net assets	$167,498,179

Net assets consist of:
Paid in capital	$271,267,517
Accumulated net investment loss	(10,162,652)
Accumulated net realized loss on investments and foreign currency	(97,886,987)
Net unrealized appreciation on investments and foreign currency	4,280,301
Net assets	$167,498,179

A-Class:
Net assets	$22,813,378
Capital shares outstanding	1,081,767
Net asset value per share	$21.09
Maximum offering price per share (Net asset value divided by 95.25%)	$22.14

C-Class:
Net assets	$16,178,258
Capital shares outstanding	825,290
Net asset value per share	$19.60

P-Class:
Net assets	$121,135,046
Capital shares outstanding	5,744,650
Net asset value per share	$21.09

Institutional Class:
Net assets	$7,371,497
Capital shares outstanding	343,894
Net asset value per share	$21.44

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
MANAGED FUTURES STRATEGY FUND

Period Ended June 30, 2016

Investment Income:
Dividends from securities of affiliated issuers	$1,569,148
Interest	40,964
Total investment income	1,610,112

Expenses:
Management fees	956,898
Transfer agent and administrative fees	245,116
Distribution and service fees:
A-Class	31,908
C-Class	93,044
P-Class	179,864
Portfolio accounting fees	98,045
Registration fees	114,362
Tax expense	107,610
Custodian fees	12,289
Trustees’ fees*	8,254
Line of credit fees	62
Miscellaneous	94,603
Total expenses	1,942,055
Less:
Expenses waived by Adviser	(79,860)
Net expenses	1,862,195
Net investment loss	(252,083)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	80,125
Investments in affiliated issuers	(302,330)
Futures contracts	(18,918,333)
Foreign currency	61,214
Net realized loss on investments and foreign currency	(19,079,324)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	21,735
Investments in affiliated issuers	233,313
Futures contracts	314,833
Foreign currency	2,477
Net change in unrealized appreciation (depreciation) on investments and foreign currency	572,358
Net realized and unrealized loss	(18,506,966)
Net decrease in net assets resulting from operations	$(18,759,049)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
MANAGED FUTURES STRATEGY FUND

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(252,083)	$(1,539,186)
Net realized gain (loss) on investments and foreign currency	(19,079,324)	4,869,804
Net change in unrealized appreciation (depreciation) on investments	572,358	(7,131,885)
Net decrease in net assets resulting from operations	(18,759,049)	(3,801,267)

Distributions to shareholders from:
Net investment income
A-Class	—	(659,707)
C-Class	—	(603,205)
P-Class	—	(4,478,036)**
Institutional Class	—	(233,782)
Total distributions to shareholders	—	(5,974,730)

Capital share transactions:
Proceeds from sale of shares
A-Class	2,664,402	14,833,359
C-Class	421,847	3,008,613
P-Class	24,129,268	113,741,530 **
Y-Class	—	8 *
Institutional Class	1,001,409	3,251,329
Distributions reinvested
A-Class	—	600,241
C-Class	—	576,733
P-Class	(26)	4,380,633 **
Institutional Class	—	231,451
Cost of shares redeemed
A-Class	(5,216,009)	(14,056,594)
C-Class	(3,706,480)	(5,352,267)**
P-Class	(54,349,294)	(126,557,150)
Y-Class	—	(623,374)*
Institutional Class	(1,902,931)	(5,112,553)
Net decrease from capital share transactions	(36,957,814)	(11,078,041)
Net decrease in net assets	(55,716,863)	(20,854,038)

Net assets:
Beginning of period	223,215,042	244,069,080
End of period	$167,498,179	$223,215,042
Accumulated net investment loss at end of period	$(10,162,652)	$(9,910,569)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (concluded)
MANAGED FUTURES STRATEGY FUND

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Capital share activity:
Shares sold
A-Class	117,874	604,688
C-Class	19,725	129,839
P-Class	1,076,872	4,570,087	**
Institutional Class	44,685	131,429
Shares issued from reinvestment of distributions
A-Class	—	25,951
C-Class	—	26,713
P-Class	—	189,391	**
Institutional Class	—	9,857
Shares redeemed
A-Class	(235,291)	(572,398)
C-Class	(176,898)	(233,693)
P-Class	(2,446,911)	(5,145,916	)**
Y-Class	—	(24,965	)*
Institutional Class	(84,044)	(208,931)
Net decrease in shares	(1,683,988)	(497,948)

*	Y-Class closed on June 26, 2015 — See Note 11.
**	H-Class shares redesignated as P-Class shares effective following the close of business on April 30, 2015 — See Note 12.

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED FINANCIAL HIGHLIGHTS
MANAGED FUTURES STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended June 30, 2016[a]	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Per Share Data
Net asset value, beginning of period	$23.21	$24.12	$22.15	$21.23	$23.95	$25.78
Income (loss) from investment operations:
Net investment income (loss)[b]	(.02)	(.14)	.02	(.19)	(.39)	(.44)
Net gain (loss) on investments (realized and unrealized)	(2.10)	(.15)	2.23	1.11	(2.33)	(1.39)
Total from investment operations	(2.12)	(.29)	2.25	.92	(2.72)	(1.83)
Less distributions from:
Net investment income	—	(.62)	(.28)	—	—	—
Total distributions	—	(.62)	(.28)	—	—	—
Net asset value, end of period	$21.09	$23.21	$24.12	$22.15	$21.23	$23.95

Total Return[c]	(9.13%)	(1.06%)	10.06%	4.33%	(11.32%)	(7.14%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22,813	$27,828	$27,514	$76,900	$145,950	$733,469
Ratios to average net assets:
Net investment income (loss)	(0.20%)	(0.57%)	0.07%	(0.89%)	(1.71%)	(1.76%)
Total expenses[d]	1.93%	1.77%	1.74%	1.74%	1.96%	2.05%
Net expenses[e]	1.84%	1.69%	1.68%	1.67%	1.89%	1.97%
Portfolio turnover rate	7%	24%	83%	102%	172%	72%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)
MANAGED FUTURES STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended June 30, 2016[a]	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Per Share Data
Net asset value, beginning of period	$21.65	$22.71	$21.04	$20.31	$23.09	$25.04
Income (loss) from investment operations:
Net investment income (loss)[b]	(.10)	(.30)	(.15)	(.33)	(.53)	(.61)
Net gain (loss) on investments (realized and unrealized)	(1.95)	(.14)	2.10	1.06	(2.25)	(1.34)
Total from investment operations	(2.05)	(.44)	1.95	.73	(2.78)	(1.95)
Less distributions from:
Net investment income	—	(.62)	(.28)	—	—	—
Total distributions	—	(.62)	(.28)	—	—	—
Net asset value, end of period	$19.60	$21.65	$22.71	$21.04	$20.31	$23.09

Total Return[c]	(9.47%)	(1.84%)	9.22%	3.59%	(12.04%)	(7.79%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,178	$21,272	$24,066	$29,637	$49,378	$96,647
Ratios to average net assets:
Net investment income (loss)	(0.94%)	(1.32%)	(0.72%)	(1.63%)	(2.45%)	(2.50%)
Total expenses[d]	2.67%	2.52%	2.50%	2.48%	2.70%	2.80%
Net expenses[e]	2.59%	2.44%	2.43%	2.42%	2.64%	2.72%
Portfolio turnover rate	7%	24%	83%	102%	172%	72%

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)
MANAGED FUTURES STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class*	Period Ended June 30, 2016[a]	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Per Share Data
Net asset value, beginning of period	$23.20	$24.11	$22.15	$21.23	$23.95	$25.78
Income (loss) from investment operations:
Net investment income (loss)[b]	(.02)	(.14)	— [f]	(.20)	(.38)	(.44)
Net gain (loss) on investments (realized and unrealized)	(2.09)	(.15)	2.24	1.12	(2.34)	(1.39)
Total from investment operations	(2.11)	(.29)	2.24	.92	(2.72)	(1.83)
Less distributions from:
Net investment income	—	(.62)	(.28)	—	—	—
Total distributions	—	(.62)	(.28)	—	—	—
Net asset value, end of period4	$21.09	$23.20	$24.11	$22.15	$21.23	$23.95

Total Return[c]	(9.13%)	(1.06%)	10.06%	4.33%	(11.32%)	(7.14%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$121,135	$165,086	$180,872	$191,400	$501,109	$1,059,988
Ratios to average net assets:
Net investment income (loss)	(0.20%)	(0.57%)	0.01%	(0.94%)	(1.70%)	(1.75%)
Total expenses[d]	1.92%	1.77%	1.75%	1.75%	1.95%	2.05%
Net expenses[e]	1.84%	1.69%	1.68%	1.68%	1.89%	1.97%
Portfolio turnover rate	7%	24%	83%	102%	172%	72%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

CONSOLIDATED FINANCIAL HIGHLIGHTS (concluded)
MANAGED FUTURES STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended June 30, 2016[a]	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Per Share Data
Net asset value, beginning of period	$23.56	$24.41	$22.36	$21.38	$24.06	$25.84
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	(.08)	.05	(.19)	(.33)	(.38)
Net gain (loss) on investments (realized and unrealized)	(2.13)	(.15)	2.28	1.17	(2.35)	(1.40)
Total from investment operations	(2.12)	(.23)	2.33	.98	(2.68)	(1.78)
Less distributions from:
Net investment income	—	(.62)	(.28)	—	—	—
Total distributions	—	(.62)	(.28)	—	—	—
Net asset value, end of period	$21.44	$23.56	$24.41	$22.36	$21.38	$24.06

Total Return[c]	(9.04%)	(0.80%)	10.28%	4.63%	(11.14%)	(6.85%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,371	$9,029	$11,007	$2,464	$45,700	$101,549
Ratios to average net assets:
Net investment income (loss)	0.05%	(0.32%)	0.21%	(0.86%)	(1.45%)	(1.50%)
Total expenses[d]	1.67%	1.52%	1.50%	1.52%	1.70%	1.80%
Net expenses[e]	1.59%	1.44%	1.44%	1.45%	1.64%	1.72%
Portfolio turnover rate	7%	24%	83%	102%	172%	72%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Net investment income is less than $0.01 per share.
*	H-Class shares redesignated as P-Class shares effective following the close of business on April 30, 2015 — See Note 12.

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

1. Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (”1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each fund separately.

The Trust offers a combination of six separate classes of shares: Investor Class shares, A-Class shares, C-Class shares, P-Class shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At June 30, 2016, the Trust consisted of fifty-three funds (the “Funds”).

This report covers the Managed Futures Strategy Fund (the “Fund”), a non-diversified investment company. Only A-Class, C-Class, P-Class and Institutional Class shares had been issued by the Fund.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Consolidation of Subsidiary

The consolidated financial statements of the Fund include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Fund.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The Fund may invest up to 25% of its total assets in its Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of the Fund’s investment in its Subsidiary is as follows:

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at June 30, 2016	% of Net Assets of the Fund at June 30, 2016
Managed Futures Strategy Fund	05/01/08	$11,472,806	6.8%

Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

A. The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities and/or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness.

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Open-end investment companies (“mutual funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) are valued at the last quoted sales price.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Investments for which market quotations are not readily available are fair- valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security). In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

B. Upon entering into a futures contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

C. The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

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D. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis.

E. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Normally, all such distributions of a fund will automatically be reinvested without charge in additional shares of the fund. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

F. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

G. The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.30% at June 30, 2016.

H. Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Financial Instruments and Derivatives

As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statement of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Consolidated Financial Statements.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations. The Funds may utilize derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading

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restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

The following table represents the Fund’s use and volume of futures on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Managed Futures Strategy Fund	Hedge, Leverage, Liquidity, Speculation	$1,110,096,697	$341,881,242

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of June 30, 2016:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Currency/Interest Rate/Commodity contracts	Variation margin	Variation margin

The following table sets forth the fair value of the Fund’s derivative investments categorized by primary risk exposure at June 30, 2016:

Asset Derivative Investments Value
Fund	Futures Equity Contracts*	Futures Currency Contracts*	Futures Interest Rate Contracts*	Futures Commodity Contracts*	Total Value at June 30, 2016
Managed Futures Strategy Fund	$730,020	$766,593	$2,144,977	$1,658,297	$5,299,887

Liability Derivative Investments Value
Fund	Futures Equity Contracts*	Futures Currency Contracts*	Futures Interest Rate Contracts*	Futures Commodity Contracts*	Total Value at June 30, 2016
Managed Futures Strategy Fund	$111,101	$1,530	$34,631	$431,246	$578,508

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the period ended June 30, 2016:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Interest Rate/Commodity contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statement of Operations categorized by primary risk exposure for the period ended June 30, 2016:

Realized Gain (Loss) on Derivative Investments Recognized on the Statement of Operations
Fund	Futures Equity Contracts	Futures Currency Contracts	Futures Interest Rate Contracts	Futures Commodity Contracts	Total
Managed Futures Strategy Fund	$(10,282,584)	$(2,467,021)	$5,274,677	$(11,443,405)	$(18,918,333)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statement of Operations
Fund	Futures Equity Contracts	Futures Currency Contracts	Futures Interest Rate Contracts	Futures Commodity Contracts	Total
Managed Futures Strategy Fund	$486,416	$294,991	$214,836	$(681,410)	$314,833

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Fund and the Subsidiary pay GI investment advisory fees calculated at an annualized rate of 0.90% of their average daily net assets.

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GI has contractually agreed to waive the management fee it receives from the Subsidiary in an amount equal to the management fee paid to GI by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by GI unless GI obtains the prior approval of the Fund’s Board of Trustees for such termination.

RFS provides transfer agent and administrative services to the Fund calculated at the annualized rate of 0.25% of the average daily net assets.

RFS also provides accounting services to the Fund for fees calculated at annualized rates below, based on the average daily net assets of the Fund.

Fund Accounting Fees	(as a % of Net Assets)
On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted a Distribution Plan applicable to A-Class shares and P-Class shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Fund will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Fund to pay annual distribution and service fees of 1.00% of the Fund’s C-Class shares average daily net assets. The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

If a Fund invests in an affiliated fund, the investing Fund’s Adviser has agreed to waive fees at the investing fund level. Fee waivers will be calculated at the investing Fund level without regard to any expense cap, if any, in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period June 30, 2016, the Fund waived $5,384 related to investments in affiliated funds.

For the period ended June 30, 2016, GFD retained sales charges of $158,549 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

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5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2016, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Group			U.S. Treasury Strips
0.26%			0.00%
Due 07/01/16	$282,801,466	$282,803,508	11/15/38 - 08/15/41	$508,322,700	$288,457,595

Royal Bank of Canada			U.S. TIP Notes
0.33%			0.13% - 0.63%
Due 07/01/16	226,951,673	226,953,753	07/15/21 - 07/15/24	217,099,000	231,490,711

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

The Fund intends to invest up to 25% of their assets in the Subsidiary which is expected to provide the Funds with exposure to the commodities markets within the limitations of the federal tax requirements under Subchapter M of the Internal Revenue Code. The Fund has received a private letter ruling from the IRS that concludes that the income the Fund receives from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business.

At June 30, 2016, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Managed Futures Strategy Fund	$209,854,470	$—	$(40,134,136)	$(40,134,136)

7. Securities Transactions

For the period ended June 30, 2016, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Managed Futures Strategy Fund	$12,548,115	$73,161,355

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save

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costs, where permissible. For the period ended June 30, 2016, the Fund did not engage in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act.

8. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2015 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at http://www.sec.gov/Archives/edgar/data/1601445/000089180415000857/gug63224-ncsr.htm.

Transactions during the period ended June 30, 2016, in which the portfolio company is an “affiliated person,” were as follows:

Affiliated issuers by Fund	Value 12/31/15	Additions	Reductions	Value 6/30/16	Shares 6/30/16	Investment Income	Realized Gain (Loss)
Managed Futures Strategy Fund
Guggenheim Enhanced Short Duration ETF	$5,405,908	$—	$—	$5,421,247	108,400	$27,880	$—
Guggenheim Strategy Fund I	71,145,807	11,240,332	(29,770,000)	52,628,171	2,112,733	477,496	(132,975)
Guggenheim Strategy Fund II	67,025,688	848,643	(9,914,000)	57,956,918	2,336,031	658,746	(104,359)
Guggenheim Strategy Fund III	33,962,550	399,140	(7,651,000)	26,697,838	1,076,960	405,026	(64,996)
	$177,539,953	$12,488,115	$(47,335,000)	$142,704,174		$1,569,148	$(302,330)

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9. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $75,000,000 line of credit from U.S. Bank, N.A., which expires June 11, 2017. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended June 30, 2016. The Fund did not have any borrowings outstanding under this agreement at June 30, 2016.

10. Legal Proceedings

Tribune Company

Rydex Series Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Series Funds of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave Tribune insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Series Funds, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Series Funds has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. On March 29, 2016, the U.S. Court of Appeals

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments. On April 12, 2016, the Plaintiffs in the SLCFC actions filed a petition seeking rehearing en banc before the appeals court. On July 22, 2016, the appeals court denied the petition.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. The Court has not yet issued a decision on any of these motions.

None of these lawsuits alleges any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500® Pure Value Fund, Multi-Cap Core Equity Fund, S&P 500® Fund, Multi-Hedge Strategies Fund and Hedged Equity Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $28,220, $109,242, $9,860, $3,400, $1,181,160, and $10,880, respectively. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Series Funds was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.) (the “Creditor Trust Action”). Its funds may also be putative members of the proposed defendant classes in Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes & H. Holmes TTEE (In re Lyondell Co.), Adv. Pro. No. 10-5525 (Bankr. S.D.N.Y.) (the “Litigation Trust Action”) and Weisfelner, as Trustee of the LB Creditor Trust, v. Reichman (In re Lyondell Chemical Co.), Adv. Pro. No. 12-1570 (Bankr. S.D.N.Y.).

Similar to the claims made in the Tribune matter, the Weisfelner complaints seek to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008. The Creditor Trust Action and Reichman allege claims against the former Lyondell shareholders under state law for both constructive fraudulent transfer and

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

intentional fraudulent transfer. The Litigation Trust Action alleges a claim against the former Lyondell shareholders under federal law for intentional fraudulent transfer.

On April 7, 2014, the plaintiff filed a Third Amended Complaint in the Creditor Trust Action, a Second Amended Complaint in the Litigation Trust Action, and an Amended Complaint in Reichman.

On May 8, 2014, the plaintiff in the Litigation Trust Action filed a motion to certify a defendant class generally comprised of all former Lyondell shareholders that received proceeds in exchange for their shares in the 2007 merger transaction.

On July 30, 2014, the defendants filed a motion to dismiss these lawsuits. The Bankruptcy Court held oral argument on the motion to dismiss and on the motion for class certification on January 14 and January 15, 2015. On September 15, 2015, the Bankruptcy Court denied the motion for class certification without prejudice to the plaintiff’s right to file a renewed motion. On November 18, 2015, the Bankruptcy Court granted the defendants’ motion to dismiss the intentional fraudulent transfer claims in the Creditor Trust Action, the Litigation Trust Action, and in Reichman, but denied the motion to dismiss the constructive fraudulent transfer claims in the Creditor Trust Action and in Reichman. The Bankruptcy Court entered final judgment dismissing the Litigation Trust Action, but the plaintiff has appealed the dismissal to the U.S. District Court for the Southern District of New York. The appeal has been fully briefed but the Court has not yet issued a decision.

On May 4, 2016, the defendants filed a motion to dismiss, or in the alternative, for a stay of, the Creditor Trust Action and Reichman in light of the U.S. Court of Appeals for the Second Circuit’s opinion in the appeal of the Tribune SLCFC actions. On July 20, 2016, the Bankruptcy Court issued a report and recommendation granting the defendants’ motion to dismiss. The U.S. District Court for the Southern District of New York has not yet accepted the Bankruptcy Court’s recommendation or entered a final judgment.

These lawsuits do not allege any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,725,168; Long Short Equity Fund f/k/a U.S. Long Short Momentum Fund - $2,193,600; Global 130/30 Strategy Fund - $37,920; Hedged Equity Fund - $1,440; and Multi-Hedge Strategies Fund - $1,116,480. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(concluded)

11. Y-Class Share Information

At a meeting of the Board of Trustees (the “Board”) of Rydex Series Funds (the “Trust”) held on May 18, 2015, Security Investors, LLC, the investment adviser to the Managed Futures Strategy Fund (the “Fund”), recommended, and the Board approved, the closing and subsequent liquidation of the Fund’s Class Y shares (the “Liquidation”). Accordingly, the Fund’s Class Y shares ceased operations, liquidated their assets, and distributed the liquidation proceeds to Class Y shareholders of record on June 26, 2015 (the “Liquidation Date”).

12. H-Class Shares to be Redesignated P-Class Shares

Effective following the close of business on April 30, 2015, (the “Redesignation Date”), all outstanding H-Class shares of the Guggenheim Managed Futures Strategy Fund, which is a separate series of Rydex Series Funds, were redesignated as P-Class shares, and the Fund will no longer offer H-Class shares.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Board Considerations in Approving the Investment Advisory Agreement

The Board of Trustees (the “Board”) of the Rydex Series Funds (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (“Independent Trustees”), at an in-person meeting held on May 19, 2016, called for the purpose of, among other things, consideration of, and voting on, the approval and continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Security Investors, LLC (the “Adviser”) applicable to the Managed Futures Strategy Fund, a series of the Trust (the “Fund”), unanimously approved

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)(continued)

the continuation of the Investment Advisory Agreement for an additional one-year period, based on the Board’s review of qualitative and quantitative information provided by the Adviser. The Board had previously considered information pertaining to the renewal of the Investment Advisory Agreement at an in-person meeting held on April 26, 2016 (together, with the May 19 meeting, the “Meetings”).

In reaching the conclusion to approve the continuation of the Investment Advisory Agreement, the Independent Trustees requested and obtained from the Adviser such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Independent Trustees carefully evaluated this information and were advised with respect to their deliberations by independent legal counsel, who attended both Meetings. In addition, the Board also received a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of investment advisory agreements, and the Independent Trustees participated in question and answer sessions with representatives of the Adviser.

In considering the approval of the Investment Advisory Agreement, the Board determined that the agreement would enable shareholders of the Fund to continue to obtain high quality services at a cost that was appropriate, reasonable, and in the best interests of their shareholders. The Board, including the Independent Trustees, unanimously approved the Investment Advisory Agreement. In reaching their decision, the Trustees carefully considered information that they had received throughout the year as part of their regular oversight of the Fund, including, in particular, information from the Adviser that the Board had received relating to the Investment Advisory Agreement at the Meetings. The Board noted that, at the Meetings, they had obtained and reviewed a wide variety of information, including FUSE reports (described below) that provide comparative information regarding the Fund’s fees, expenses, and performance relative to the fees, expenses, and performance of other comparable funds.

As a part of their consideration of the approval of the Investment Advisory Agreement at the Meetings, the Board, including the Independent Trustees, had evaluated a number of considerations, including among others: (a) the nature, extent and quality of the Adviser’s investment advisory and other services; (b) the Adviser’s investment management personnel; (c) the Adviser’s operations and financial condition; (d) the Adviser’s brokerage practices (including any soft dollar arrangements) and the variety and complexity of its investment strategies; (e) a comparison of the Fund’s advisory fees to the fees charged to comparable funds or accounts, paying special attention to economies of scale and the absence of breakpoints in these fees and the Adviser’s rationale for not including breakpoints; (f) the Fund’s overall fees and operating expenses compared with

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

OTHER INFORMATION (Unaudited)(continued)

those of peer funds; (g) the Adviser’s profitability from its Fund-related operations; (h) the Adviser’s compliance systems; (i) the Adviser’s policies and compliance procedures; (j) the Adviser’s reputation, expertise and resources in the financial markets; and (k) Fund performance compared with that of peer funds and/or appropriate benchmarks. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling. Based on the Board’s deliberations at the Meetings, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Investment Advisory Agreement were fair and reasonable; (b) concluded that the Adviser’s fees were reasonable in light of the services that it provides to the Fund; and (c) agreed to approve and continue the Investment Advisory Agreement based upon the following considerations, among others:

●

Nature, Extent and Quality of Services Provided by the Adviser. At the Meetings, the Board evaluated, among other things, the Adviser’s business, financial resources, quality and quantity of personnel, experience, past performance, the variety and complexity of its investment strategies, brokerage practices, and the adequacy of its compliance systems and cybersecurity programs. The Board reviewed the scope of services to be provided by the Adviser under the Investment Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by the Adviser for the past year and the scope of services required to be provided during the upcoming year. The Board also considered the Adviser’s representations to the Board that the Adviser would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

●

Fund Expenses and Performance of the Fund and the Adviser. At the Meetings, the Board reviewed statistical information provided by the Adviser regarding the expense ratio components and performance of the Fund. The Adviser engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare advisory contract renewal reports to help the Board compare the Fund’s fees, expenses and total return performance with those of a peer group and peer universe of funds selected by FUSE. The Fund’s expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses, are compared to those of other funds with shared key characteristics (e.g., asset size, fee structure, sector or industry) determined by FUSE to comprise the Fund’s applicable peer group. The

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)(concluded)

Board considered the Adviser’s representation that it found the peer groups compiled by FUSE to be appropriate, but also acknowledged the existence of certain differences between the Fund and its peer funds (e.g., specific differences in principal investment strategies). The statistical information related to the performance of the Fund included three-month and one-, three-, and five-year performance for the Fund compared to that of its peers.

●

Costs of Services Provided to the Fund and Profits Realized by the Adviser and its Affiliates. At the Meetings, the Board reviewed information about the profitability of the Fund to the Adviser based on the advisory fees payable under the current Investment Advisory Agreement for the last calendar year. At the Meetings, the Board also analyzed the Fund’s expenses, including the investment advisory fees paid to the Adviser, and reviewed reports prepared by FUSE comparing the expense ratios of the Fund to those of other comparable funds. The Board also reviewed information regarding the direct revenue received by the Adviser and ancillary revenue received by the Adviser and/ or its affiliates in connection with the services provided to the Fund by the Adviser and/or its affiliates. The Board also discussed the Adviser’s profit margin, including the expense allocation methodology used in the Adviser’s profitability analysis.

●

Economies of Scale. In connection with its review of the Fund’s profitability analysis at the Meetings, the Board considered the absence of breakpoints in the Adviser’s fee schedule and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in the Fund’s asset levels. In light of the relatively small size of the Fund, the Board concluded that the Fund has not yet achieved sufficient asset levels to realize significant economies of scale.

●

Other Benefits to the Adviser and/or its Affiliates. In addition to evaluating the Adviser’s services, the Board considered the nature, extent, quality and cost of certain administrative, distribution, and shareholder services performed by the Adviser’s affiliates under separate agreements and the Distribution and Shareholders Services Plan pursuant to Rule 12b-1 of the 1940 Act.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreement were reasonable, and that approval of the Investment Advisory Agreement was in the best interests of the Fund.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee****
INTERESTED TRUSTEE
Donald C. Cacciapaglia** (1951)	Trustee from 2012 to present.	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	231

Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

INDEPENDENT TRUSTEES
Angela Brock-Kyle***** (1959)	Trustee from August 2016 to present.	Current: Founder and Chief Executive Officer, B.O.A.R.D.S (consulting firm) Former: Senior Leader, TIAA (financial services firm) (1987-2012).	135	Infinity Property & Casualty Corporation (2014-present).

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee****
INDEPENDENT TRUSTEES - continued
Corey A. Colehour (1945)	Trustee from 1993 to present; Member of the Audit Committee from 1994 to present; Member of the Governance Committee from 2014 to present; and Member of the Investment and Performance Committee from 2014 to present.	Retired.	135	None.
J. Kenneth Dalton (1941)	Trustee from 1995 to present; Chairman and Member of the Audit Committee from 1997 to present; and Member of the Compliance and Risk Oversight Committee from 2010 to present.	Retired.	135	Epiphany Funds (4) (2009-present).
John O. Demaret (1940)	Vice Chairman of the Board from 2014 to present (Chairman of the Board from 2006 to 2014); Trustee and Member of the Audit Committee from 1997 to present; Chairman (since 2014) and Member of the Compliance and Risk Oversight Committee from 2010 to present; Chairman and Member of the Investment and Performance Committee from 2014 to present; and Member of the Nominating Committee from 2014 to present.	Retired.	135	None.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee****
INDEPENDENT TRUSTEES - concluded
Werner E. Keller (1940)	Chairman of the Board from 2014 to present (Vice Chairman of the Board from 2010 to 2014); Trustee and Member of the Audit Committee from 2005 to present; and Member of the Investment and Performance Committee from 2014 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	135	None.
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit Committee from 2005 to present; Member of the Nominating Committee from 2005 to present; and Member of the Governance Committee from 2007 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	135	US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee from 1997 to present; Member of the Audit Committee from 1997 to present; Chairman and Member of the Nominating Committee from 2004 to present; Chairman and Member of the Governance Committee from 2007 to present; and Member of the Compliance and Risk Oversight Committee from 2014 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	135	None.
Sandra G. Sponem***** (1958)	Trustee from August 2016 to present.	Current: Senior Vice President and Chief Financial Officer, M.A. Mortenson Companies, Inc. (general contracting firm) (2007-present).	135	None.

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Donald C. Cacciapaglia (1951)	President (2012-present).

Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present).

Former: Chairman and CEO, Channel Capital Group Inc. (2002-2010).

Michael P. Byrum (1970)	Vice President (1999-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

Nikolaos Bonos (1963)	Vice President and Treasurer (2003-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); Chief Executive Officer, Guggenheim Specialized Products, LLC (2009-present); Chief Executive Officer & President, Rydex Fund Services, LLC (2009-present); Vice President, Rydex Holdings, LLC (2008-present).

Former: Senior Vice President, Security Global Investors, LLC (2010-2011); and Senior Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC (2006-2011).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - continued
Elisabeth Miller (1968)	Chief Compliance Officer (2012-present).

Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Joseph M. Arruda (1966)	Assistant Treasurer (2006-present).

Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

Paul J. Davio (1972)	Assistant Treasurer (2014-present).

Current: Assistant Treasurer, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2006-present).

Former: Manager, Mutual Fund Administration, Guggenheim Investments (2003-2006).

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present).

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser’s parent company.
***

The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

****	Certain of the Trustees may serve as directors on the boards of companies not required to be disclosed above, including certain non-profit companies and charitable foundations.
*****	Mses. Brock-Kyle and Sponem commence serving as independent Trustees effective August 18, 2016.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(continued)

new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

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Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

 (b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b)   A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Funds

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia,
President and Chief Executive Officer

Date	September 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia,
President and Chief Executive Officer

Date	September 7, 2016

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos, Vice
President and Treasurer

Date	September 7, 2016

* Print the name and title of each signing officer under his or her signature.